UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21928
Short-Term Bond Fund of America
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2025
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class A
| ASBAX
for the year ended August 31, 2025
This annual shareholder report contains important information about Short-Term Bond Fund of America

(the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 70	0.68%
Management's discussion of fund performance
The fund’s Class A shares gained 4.58% for the year ended August 31, 2025. That result compares with a 4.54% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, holdings in securitized bonds were particularly additive to results relative to the benchmark. Duration positioning also contributed to the fund’s relative returns.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held fewer corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class A (with sales charge) *	1.92%	0.92%	1.36%
Short-Term Bond Fund of America — Class A (without sales charge) *	4.58%	1.43%	1.62%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	4.54%	1.60%	1.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When a pplic
able, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and theref ore,
has no expenses. Inves
tors
cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,137
Total number of portfolio holdings	1,401
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate including mortgage dollar roll transactions	232%
Portfolio turnover rate excluding mortgage dollar roll transactions	154%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-A
or upon request at (800) 421-4225.
During the reporting period, the fund’s investments in
certain
types of future delivery contracts increased, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary
.
Lit. No. MFAAARX-048-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class C
| ASBCX
for the year ended August 31, 2025
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 141	1.38%
Management's discussion of fund performance
The fund’s Class C shares gained 3.98% for the year ended August 31, 2025. That result compares with a 4.54% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, holdings in securitized bonds were particularly additive to results relative to the benchmark. Duration positioning also contributed to the fund’s relative returns.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held fewer corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class C (with sales charge) *	2.98%	0.75%	1.03%
Short-Term Bond Fund of America — Class C (without sales charge) *	3.98%	0.75%	1.03%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	4.54%	1.60%	1.82%
*
Investment results assume all distributions are reinvested and reflect applicable fe
e
s and ex
pen
ses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line c
ha
rt and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,137
Total number of portfolio holdings	1,401
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate including mortgage dollar roll transactions	232%
Portfolio turnover rate excluding mortgage dollar roll transactions	154%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-C
or upon request at (800) 421-4225.
During the reporting period, th
e f
und’s investments in certain types of future delivery contracts increased, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary
.
Lit. No. MFCCARX-048-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class T
| TSTBX
for the year ended August 31, 2025
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 39	0.38%
Management's discussion of fund performance
The fund’s Class T shares gained 4.99% for the year ended August 31, 2025. That result compares with a 4.54% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, holdings in securitized bonds were particularly additive to results relative to the benchmark. Duration positioning also contributed to the fund’s relative returns.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held fewer corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Short-Term Bond Fund of America — Class T (with sales charge) 2	2.32%	1.24%	1.76%
Short-Term Bond Fund of America — Class T (without sales charge) 2	4.99%	1.75%	2.07%
Bloomberg U.S. Aggregate Index 3	3.14%	(0.68) %	1.69%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index 3	4.54%	1.60%	2.01%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unma nage
d, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,137
Total number of portfolio holdings	1,401
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate including mortgage dollar roll transactions	232%
Portfolio turnover rate excluding mortgage dollar roll transactions	154%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature
or upon request at (800) 421-4225.
During the reporting period, the fund’s investments in certain types of future delivery contracts increased, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary
.
Lit. No. MFTTARX-048-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class F-1
| ASBFX
for the year ended August 31, 2025
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 69	0.67%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 4.60% for the year ended August 31, 2025. That result compares with a 4.54% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, holdings in securitized bonds were particularly additive to results relative to the benchmark. Duration positioning also contributed to the fund’s relative returns.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held fewer corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class F-1 *	4.60%	1.44%	1.60%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	4.54%	1.60%	1.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no ex
p
enses. In
ve
stors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,137
Total number of portfolio holdings	1,401
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate including mortgage dollar roll transactions	232%
Portfolio turnover rate excluding mortgage dollar roll transactions	154%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-F1
or upon request at (800) 421-4225.
During the reporting period, the fund’s investments in certain types of future delivery contracts increased, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial
intermediary
. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary
.
Lit. No. MFF1ARX-048-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class F-2
| SBFFX
for the year ended August 31, 2025
This annual shareholder report contains important information about Short-Term Bond Fund of America

(the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 41	0.40%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 4.88% for the year ended August 31, 2025. That result compares with a 4.54% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, holdings in securitized bonds were particularly additive to results relative to the benchmark. Duration positioning also contributed to the fund’s relative returns.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held fewer corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class F-2 *	4.88%	1.71%	1.87%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	4.54%	1.60%	1.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performa nce.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,137
Total number of portfolio holdings	1,401
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate including mortgage dollar roll transactions	232%
Portfolio turnover rate excluding mortgage dollar roll transactions	154%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-F2
or upon request at (800) 421-4225.
During the reporting period, the fund’s investments in certain ty pes
of future delivery con
trac
ts increased, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary
.
Lit. No. MFF2ARX-048-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class F-3
| FSBTX
for the year ended August 31, 2025
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 30	0.29%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 5.10% for the year ended August 31, 2025. That result compares with a 4.54% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, holdings in securitized bonds were particularly additive to results relative to the benchmark. Duration positioning also contributed to the fund’s relative returns.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held fewer corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Short-Term Bond Fund of America — Class F-3 2	5.10%	1.84%	2.15%
Bloomberg U.S. Aggregate Index 3	3.14%	(0.68) %	1.76%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index 3	4.54%	1.60%	1.99%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has
no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,137
Total number of portfolio holdings	1,401
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate including mortgage dollar roll transactions	232%
Portfolio turnover rate excluding mortgage dollar roll transactions	154%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-F3
or upon request at (800) 421-4225.
During the reporting period, the fund’s investments in certain types of future delivery contracts increased, and
a
ccordingly, the fund enhanced its disclosure regarding its use of these instruments.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial
intermediary
. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary
.
Lit. No. MFF3ARX-048-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class 529-A
| CAAFX
for the year ended August 31, 2025
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 68	0.66%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 4.60% for the year ended August 31, 2025. That result compares with a 4.54% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, holdings in securitized bonds were particularly additive to results relative to the benchmark. Duration positioning also contributed to the fund’s relative returns.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held fewer corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class 529-A (with sales charge) *	1.99%	0.93%	1.36%
Short-Term Bond Fund of America — Class 529-A (without sales charge) *	4.60%	1.44%	1.61%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	4.54%	1.60%	1.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,137
Total number of portfolio holdings	1,401
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate including mortgage dollar roll transactions	232%
Portfolio turnover rate excluding mortgage dollar roll transactions	154%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-529A
or upon request at (800) 421-4225.
During the reporting period, the fund’s investments in certain types of future delivery contracts increased, and
a
ccordingly, the fund enhanced its disclosure regarding its use of these instruments.
Availability of additional inform
at
ion
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary
.
Lit. No. MF5AARX-048-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class 529-C
| CCAMX
for the year ended August 31, 2025
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 146	1.43%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 3.82% for the year ended August 31, 2025. That result compares with a 4.54% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, holdings in securitized bonds were particularly additive to results relative to the benchmark. Duration positioning also contributed to the fund’s relative returns.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held fewer corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class 529-C (with sales charge) *	2.82%	0.69%	1.21%
Short-Term Bond Fund of America — Class 529-C (without sales charge) *	3.82%	0.69%	1.21%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	4.54%	1.60%	1.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,137
Total number of portfolio holdings	1,401
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate including mortgage dollar roll transactions	232%
Portfolio turnover rate excluding mortgage dollar roll transactions	154%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-529C
or upon request at (800) 421-4225.
During the reporting period, the fund’s investments in certain types of future delivery contracts increased, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Availability of additional informat
ion
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary
.
Lit. No. MF5CARX-048-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class 529-E
| CEAMX
for the year ended August 31, 2025
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 90	0.88%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 4.37% for the year ended August 31, 2025. That result compares with a 4.54% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, holdings in securitized bonds were particularly additive to results relative to the benchmark. Duration positioning also contributed to the fund’s relative returns.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held fewer corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class 529-E *	4.37%	1.23%	1.38%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	4.54%	1.60%	1.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,137
Total number of portfolio holdings	1,401
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate including mortgage dollar roll transactions	232%
Portfolio turnover rate excluding mortgage dollar roll transactions	154%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-529E
or upon request at (800) 421-4225.
During the reporting period, the fund’s investments in certain types of future delivery contracts increased, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple
accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary
.
Lit. No. MF5EARX-048-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class 529-T
| TTSBX
for the year ended August 31, 2025
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 45	0.44%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 4.84% for the year ended August 31, 2025. That result compares with a 4.54% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, holdings in securitized bonds were particularly additive to results relative to the benchmark. Duration positioning also contributed to the fund’s relative returns.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held fewer corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Short-Term Bond Fund of America — Class 529-T (with sales charge) 2	2.17%	1.16%	1.69%
Short-Term Bond Fund of America — Class 529-T (without sales charge) 2	4.84%	1.68%	2.00%
Bloomberg U.S. Aggregate Index 3	3.14%	(0.68) %	1.69%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index 3	4.54%	1.60%	2.01%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,137
Total number of portfolio holdings	1,401
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate including mortgage dollar roll transactions	232%
Portfolio turnover rate excluding mortgage dollar roll transactions	154%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature
or upon request at (800) 421-4225.
During the reporting period, the fund’s investments in certain types of future delivery contracts increased, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-048-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class 529-F-1
| CFAMX
for the year ended August 31, 2025
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 50	0.49%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 4.79% for the year ended August 31, 2025. That result compares with a 4.54% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, holdings in securitized bonds were particularly additive to results relative to the benchmark. Duration positioning also contributed to the fund’s relative returns.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held fewer corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class 529-F-1 *	4.79%	1.62%	1.80%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	4.54%	1.60%	1.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,137
Total number of portfolio holdings	1,401
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate including mortgage dollar roll transactions	232%
Portfolio turnover rate excluding mortgage dollar roll transactions	154%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-529F1
or upon request at (800) 421-4225.
During the reporting period, the fund’s investments in certain types of future delivery contracts increased, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Availability
of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-048-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class 529-F-2
| FTSBX
for the year ended August 31, 2025
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 40	0.39%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 5.00% for the year ended August 31, 2025. That result compares with a 4.54% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, holdings in securitized bonds were particularly additive to results relative to the benchmark. Duration positioning also contributed to the fund’s relative returns.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held fewer corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
Short-Term Bond Fund of America — Class 529-F-2 2	5.00%	1.80%
Bloomberg U.S. Aggregate Index 3	3.14%	(0.60) %
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index 3	4.54%	1.66%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,137
Total number of portfolio holdings	1,401
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate including mortgage dollar roll transactions	232%
Portfolio turnover rate excluding mortgage dollar roll transactions	154%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-529F2
or upon request at (800) 421-4225.
During the reporting period, the fund’s investments in certain types of future delivery contracts increased, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-048-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class 529-F-3
| FFTSX
for the year ended August 31, 2025
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 36	0.35%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 5.04% for the year ended August 31, 2025. That result compares with a 4.54% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, holdings in securitized bonds were particularly additive to results relative to the benchmark. Duration positioning also contributed to the fund’s relative returns.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held fewer corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
Short-Term Bond Fund of America — Class 529-F-3 2	5.04%	1.83%
Bloomberg U.S. Aggregate Index 3	3.14%	(0.60) %
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index 3	4.54%	1.66%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,137
Total number of portfolio holdings	1,401
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate including mortgage dollar roll transactions	232%
Portfolio turnover rate excluding mortgage dollar roll transactions	154%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-529F3
or upon request at (800) 421-4225.
During the reporting period, the fund’s investments in certain types of future delivery contracts increased, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with
multiple accounts
at
the same address (householding). If you would prefer that your documents not be householded, please contact Capital
Group
at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within
30
days
of
receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-048-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class R-1
| RAMAX
for the year ended August 31, 2025
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 141	1.38%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 3.87% for the year ended August 31, 2025. That result compares with a 4.54% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, holdings in securitized bonds were particularly additive to results relative to the benchmark. Duration positioning also contributed to the fund’s relative returns.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held fewer corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class R-1 *	3.87%	0.72%	0.87%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	4.54%	1.60%	1.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,137
Total number of portfolio holdings	1,401
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate including mortgage dollar roll transactions	232%
Portfolio turnover rate excluding mortgage dollar roll transactions	154%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at (800) 421-4225.
During the reporting pe
rio
d, the fund’s in
vestme
nts in certain types of future delivery contracts increased, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Availability
of
a
ddit
i
onal
in
form
a
tion
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-048-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class R-2
| RAMBX
for the year ended August 31, 2025
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 138	1.35%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 3.90% for the year ended August 31, 2025. That result compares with a 4.54% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, holdings in securitized bonds were particularly additive to results relative to the benchmark. Duration positioning also contributed to the fund’s relative returns.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held fewer corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class R-2 *	3.90%	0.74%	0.89%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	4.54%	1.60%	1.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,137
Total number of portfolio holdings	1,401
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate including mortgage dollar roll transactions	232%
Portfolio turnover rate excluding mortgage dollar roll transactions	154%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R2
or upon request at (800) 421-4225.
During the reporting period, the fund’s investments in certain types of future delivery contracts increased, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Avai
labili
ty
of a
dditiona
l inform
ati
on
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-048-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class R-2E
| RAAEX
for the year ended August 31, 2025
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 105	1.03%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 4.22% for the year ended August 31, 2025. That result compares with a 4.54% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, holdings in securitized bonds were particularly additive to results relative to the benchmark. Duration positioning also contributed to the fund’s relative returns.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held fewer corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class R-2E *	4.22%	1.04%	1.19%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	4.54%	1.60%	1.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,137
Total number of portfolio holdings	1,401
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate including mortgage dollar roll transactions	232%
Portfolio turnover rate excluding mortgage dollar roll transactions	154%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at (800) 421-4225.
During the reporting period, the fund’s investments in certain types of future delivery contracts increased, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Availability of
addit
ional
inf
o
rm
at
ion
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shar
eholde
r documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-048-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class R-3
| RAMCX
for the year ended August 31, 2025
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 94	0.92%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 4.34% for the year ended August 31, 2025. That result compares with a 4.54% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, holdings in securitized bonds were particularly additive to results relative to the benchmark. Duration positioning also contributed to the fund’s relative returns.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held fewer corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class R-3 *	4.34%	1.17%	1.33%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	4.54%	1.60%	1.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,137
Total number of portfolio holdings	1,401
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate including mortgage dollar roll transactions	232%
Portfolio turnover rate excluding mortgage dollar roll transactions	154%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R3
or upon request at (800) 421-4225.
During the reporting period, the fund’s investments in certain types of future delivery contracts increased, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
A
vailabilit
y of a
ddi
tion
al i
nform
ation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of
most
shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-048-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class R-4
| RAMEX
for the year ended August 31, 2025
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 63	0.62%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 4.64% for the year ended August 31, 2025. That result compares with a 4.54% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, holdings in securitized bonds were particularly additive to results relative to the benchmark. Duration positioning also contributed to the fund’s relative returns.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held fewer corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class R-4 *	4.64%	1.48%	1.63%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	4.54%	1.60%	1.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged
, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,137
Total number of portfolio holdings	1,401
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate including mortgage dollar roll transactions	232%
Portfolio turnover rate excluding mortgage dollar roll transactions	154%
Portfolio holdings by asset type
 (percent of net
assets
)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R4
or upon request at (800) 421-4225.
During the reporting period, the fund’s investments in certain types of future delivery contracts increased, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders wit
h multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-048-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class R-5E
| RAAGX
for the year ended August 31, 2025
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 45	0.44%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 4.94% for the year ended August 31, 2025. That result compares with a 4.54% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, holdings in securitized bonds were particularly additive to results relative to the benchmark. Duration positioning also contributed to the fund’s relative returns.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held fewer corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Short-Term Bond Fund of America — Class R-5E 2	4.94%	1.69%	1.87%
Bloomberg U.S. Aggregate Index 3	3.14%	(0.68) %	1.81%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index 3	4.54%	1.60%	1.86%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results refle ct
fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,137
Total number of portfolio holdings	1,401
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate including mortgage dollar roll transactions	232%
Portfolio turnover rate excluding mortgage dollar roll transactions	154%
Portfolio holdings by asset type
 (percent of net
assets
)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R5E
or upon request at (800) 421-4225.
During the reporting period, the fund’s investments in certain types of future delivery contracts increased, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will
be
mailed
to
shareholders
with
multiple
accounts
at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary.
Your
instructions will typically be effective within
30
days of receipt by Capital Group
or
your financial intermediary.
Lit. No. MFE5ARX-048-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class R-5
| RAMFX
for the year ended August 31, 2025
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 35	0.34%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 5.05% for the year ended August 31, 2025. That result compares with a 4.54% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, holdings in securitized bonds were particularly additive to results relative to the benchmark. Duration positioning also contributed to the fund’s relative returns.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held fewer corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class R-5 *	5.05%	1.79%	1.94%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	4.54%	1.60%	1.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the
deduction
of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,137
Total number of portfolio holdings	1,401
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate including mortgage dollar roll transactions	232%
Portfolio turnover rate excluding mortgage dollar roll transactions	154%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s
next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R5
or upon request at (800) 421-4225.
During the reporting period, the fund’s investments in certain types of future delivery contracts increased, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple
accounts
at the
same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial
intermediary.
Lit. No. MFR5ARX-048-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class R-6
| RMMGX
for the year ended August 31, 2025
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 30	0.29%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 4.99% for the year ended August 31, 2025. That result compares with a 4.54% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, holdings in securitized bonds were particularly additive to results relative to the benchmark. Duration positioning also contributed to the fund’s relative returns.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held fewer corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class R-6 *	4.99%	1.82%	1.98%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	4.54%	1.60%	1.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers
and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,137
Total number of portfolio holdings	1,401
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate including mortgage dollar roll transactions	232%
Portfolio turnover rate excluding mortgage dollar roll transactions	154%
Portfolio holdings by asset type
 (percent of net
assets
)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may
review
the
fund’s
next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R6
or upon request at (800) 421-4225.
During the reporting period, the fund’s investments in certain types of future delivery contracts increased, and accordingly
, the
fund
enhanced its disclosure regarding its use of these instruments.
Availability of a
dditi
onal information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to
shareholders
with multiple
accounts
at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-048-1025 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Paul S. Williams, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
August 31, 2025	84,000	None	8,000	None
August 31, 2024	79,000	None	8,000	None
Adviser and Affiliates2
August 31, 2025	Not Applicable	None	None	None
August 31, 2024	Not Applicable	44,000	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
August 31, 2025	8,000
August 31, 2024	52,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Short-Term Bond Fund of America®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended August 31, 2025
Lit. No. MFGEFP4-048-1025 © 2025 Capital Group. All rights reserved.

Investment portfolio August 31, 2025

Bonds, notes & other debt instruments 89.46%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 29.10%
U.S. Treasury 28.29%
U.S. Treasury 3.50% 9/15/2025	USD9,155	$9,152
U.S. Treasury 3.00% 10/31/2025	66	66
U.S. Treasury 4.625% 2/28/2026	151,361	151,798
U.S. Treasury 4.625% 3/15/2026	1,160	1,164
U.S. Treasury 0.875% 6/30/2026	7,200	7,024
U.S. Treasury 4.625% 6/30/2026	3,001	3,018
U.S. Treasury 0.75% 8/31/2026	54,800	53,151
U.S. Treasury 4.625% 10/15/2026	35,000	35,309
U.S. Treasury 4.625% 11/15/2026	10,346	10,445
U.S. Treasury 4.375% 12/15/2026	16,156	16,276
U.S. Treasury 1.25% 12/31/2026	20,000	19,355
U.S. Treasury 4.25% 12/31/2026	40,296	40,542
U.S. Treasury 4.00% 1/15/2027	434,829	436,236
U.S. Treasury 4.125% 1/31/2027	11,515	11,574
U.S. Treasury 4.125% 2/15/2027	3,000	3,016
U.S. Treasury 3.75% 4/30/2027	3,679	3,683
U.S. Treasury 3.875% 5/31/2027	63,000	63,216
U.S. Treasury 3.25% 6/30/2027	146,832	145,814
U.S. Treasury 3.875% 7/31/2027	994,872	999,185
U.S. Treasury 3.625% 8/31/2027	24,535	24,541
U.S. Treasury 3.375% 9/15/2027	20,000	19,910
U.S. Treasury 4.125% 9/30/2027 (a)	305,000	308,121
U.S. Treasury 3.875% 10/15/2027	14,421	14,496
U.S. Treasury 4.125% 11/15/2027	70,414	71,179
U.S. Treasury 0.625% 12/31/2027	23,000	21,487
U.S. Treasury 4.25% 1/15/2028	20,000	20,292
U.S. Treasury 4.25% 2/15/2028	19,000	19,290
U.S. Treasury 3.625% 3/31/2028	1,671	1,673
U.S. Treasury 3.75% 4/15/2028	41,220	41,386
U.S. Treasury 3.875% 6/15/2028	1,317	1,327
U.S. Treasury 1.25% 6/30/2028	15,000	14,068
U.S. Treasury 3.875% 7/15/2028	10,010	10,090
U.S. Treasury 3.625% 8/15/2028	401,394	401,943
U.S. Treasury 4.00% 1/31/2029	182,630	184,949
U.S. Treasury 4.50% 5/31/2029	27,717	28,561
U.S. Treasury 4.25% 1/31/2030	10,000	10,237
U.S. Treasury 3.875% 7/31/2030	178,632	180,104
U.S. Treasury 3.625% 8/31/2030	7,794	7,770
U.S. Treasury 4.25% 11/15/2034	17,821	17,942
U.S. Treasury 1.875% 2/15/2041	341	234
U.S. Treasury 3.25% 5/15/2042	152	125
U.S. Treasury 2.75% 11/15/2042	511	387
U.S. Treasury 3.00% 5/15/2045	2,803	2,125
U.S. Treasury 3.00% 8/15/2048	5,264	3,843
U.S. Treasury 2.25% 8/15/2049	5,776	3,564
U.S. Treasury 1.875% 2/15/2051	354	195
U.S. Treasury 2.875% 5/15/2052	208	144
U.S. Treasury 3.625% 2/15/2053	7,860	6,291
U.S. Treasury 4.25% 2/15/2054	8,011	7,168
		3,433,466

U.S. Treasury inflation-protected securities 0.81%
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (b)	57,115	56,375
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (a)(b)	7,540	5,833
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (a)(b)	18,349	16,406
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (a)(b)	21,451	20,282
		98,896
Total U.S. Treasury bonds & notes		3,532,362

Short-Term Bond Fund of America	1

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations 26.20%
Federal agency mortgage-backed obligations 13.22%
Fannie Mae Pool #555538 6.443% 5/1/2033 (c)(d)	USD97	$100
Fannie Mae Pool #888521 6.439% 3/1/2034 (c)(d)	207	213
Fannie Mae Pool #889579 6.00% 5/1/2038 (c)	739	778
Fannie Mae Pool #AL0095 6.00% 7/1/2038 (c)	26	28
Fannie Mae Pool #889983 6.00% 10/1/2038 (c)	302	319
Fannie Mae Pool #DB4044 6.00% 5/1/2039 (c)	2,130	2,200
Fannie Mae Pool #MA5477 6.00% 9/1/2039 (c)	5,132	5,302
Fannie Mae Pool #DC3297 6.00% 9/1/2039 (c)	626	648
Fannie Mae Pool #DC3296 6.00% 9/1/2039 (c)	86	89
Fannie Mae Pool #DC1020 6.00% 9/1/2039 (c)	37	39
Fannie Mae Pool #DC9263 6.00% 12/1/2039 (c)	684	709
Fannie Mae Pool #FA0743 6.00% 3/1/2040 (c)	11,576	11,957
Fannie Mae Pool #MA5662 6.00% 3/1/2040 (c)	11,171	11,539
Fannie Mae Pool #MA5685 6.00% 4/1/2040 (c)	1,778	1,836
Fannie Mae Pool #MA5747 6.00% 6/1/2040 (c)	969	1,000
Fannie Mae Pool #AI8806 5.00% 8/1/2041 (c)	448	457
Fannie Mae Pool #AB9584 3.50% 6/1/2043 (c)	3	3
Fannie Mae Pool #BK2010 4.00% 4/1/2048 (c)	10	10
Fannie Mae Pool #BK5305 4.00% 6/1/2048 (c)	6	6
Fannie Mae Pool #BU8818 3.50% 5/1/2052 (c)	1	1
Fannie Mae Pool #BX1762 5.50% 11/1/2052 (c)	33	33
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (c)	2,875	2,909
Fannie Mae Pool #MA4894 6.00% 1/1/2053 (c)	1,189	1,219
Fannie Mae Pool #BX5666 6.00% 1/1/2053 (c)	74	75
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (c)	496	501
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (c)	1,130	1,146
Fannie Mae Pool #MA4942 6.00% 3/1/2053 (c)	339	348
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (c)	3,438	3,474
Fannie Mae Pool #MA4980 6.00% 4/1/2053 (c)	47	48
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (c)	1,234	1,227
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (c)	250	253
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (c)	82	83
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (c)	1,293	1,307
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (c)	854	861
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (c)	5,156	5,392
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (c)	1,883	1,959
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (c)	1,377	1,440
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (c)	505	509
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (c)	763	781
Fannie Mae Pool #CB6768 6.50% 7/1/2053 (c)	2,158	2,253
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (c)	1,500	1,535
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (c)	5	5
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (c)	17,285	17,721
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (c)	1,456	1,470
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (c)	20,958	21,511
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (c)	16,345	17,024
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (c)	6,030	6,292
Fannie Mae Pool #DA4639 6.50% 12/1/2053 (c)	9	9
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (c)	20,253	21,021
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (c)	7,896	8,244
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (c)	314	316
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (c)	148	149
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (c)	20,531	21,041
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (c)	1,734	1,788
Fannie Mae Pool #FS7503 6.00% 2/1/2054 (c)	1,437	1,469
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (c)	4,939	5,126
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (c)	2,991	3,014
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (c)	165	166
Fannie Mae Pool #FS7507 6.00% 3/1/2054 (c)	12,696	13,095
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (c)	11,657	12,024
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (c)	205	210
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (c)	111	113
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (c)	3,327	3,354
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (c)	1,103	1,128
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (c)	3,899	3,928
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (c)	3,549	3,655

2	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (c)	USD1,914	$1,958
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (c)	415	425
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (c)	383	395
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (c)	6,623	6,896
Fannie Mae Pool #DB8675 5.00% 7/1/2054 (c)	1,765	1,744
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (c)	2,134	2,155
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (c)	1,597	1,607
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (c)	1,228	1,240
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (c)	7,378	7,543
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (c)	2,933	3,008
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (c)	1,964	2,017
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (c)	1,190	1,218
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (c)	814	839
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (c)	314	323
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (c)	10,255	10,707
Fannie Mae Pool #FS8790 6.50% 7/1/2054 (c)	10,025	10,403
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (c)	2,909	3,035
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (c)	1,642	1,715
Fannie Mae Pool #FS8786 6.50% 7/1/2054 (c)	73	76
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (c)	355	351
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (c)	7,866	8,042
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (c)	1,262	1,299
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (c)	685	701
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (c)	614	629
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (c)	504	518
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (c)	410	420
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (c)	167	170
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (c)	158	163
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (c)	138	142
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (c)	132	136
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (c)	6,334	6,622
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (c)	1,788	1,867
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (c)	8,194	8,301
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (c)	1,805	1,818
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (c)	1,043	1,053
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (c)	1,031	1,039
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (c)	1,270	1,305
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (c)	202	207
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (c)	64	65
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (c)	33	34
Fannie Mae Pool #DC2697 5.00% 10/1/2054 (c)	1,383	1,366
Fannie Mae Pool #DC4451 5.50% 10/1/2054 (c)	904	914
Fannie Mae Pool #BU5049 6.50% 10/1/2054 (c)	1,540	1,617
Fannie Mae Pool #CB9472 5.00% 11/1/2054 (c)	492	486
Fannie Mae Pool #DC4585 5.50% 11/1/2054 (c)	2,425	2,442
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (c)	62	63
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (c)	18,107	18,608
Fannie Mae Pool #DC5696 6.00% 11/1/2054 (c)	8,077	8,266
Fannie Mae Pool #DC8341 5.00% 12/1/2054 (c)	1,507	1,490
Fannie Mae Pool #MA5553 5.50% 12/1/2054 (c)	8,831	8,889
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (c)	6,797	6,861
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (c)	26,799	27,398
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (c)	2,555	2,612
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (c)	48	50
Fannie Mae Pool #DC9775 5.00% 1/1/2055 (c)	185	183
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (c)	6,975	7,132
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (c)	2,372	2,424
Fannie Mae Pool #DD0990 5.00% 2/1/2055 (c)	1,099	1,086
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (c)	947	954
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (c)	16,163	16,525
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (c)	6,878	7,030
Fannie Mae Pool #DD8552 5.00% 4/1/2055 (c)	1,276	1,268
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (c)	8,239	8,421
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (c)	51	52
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (c)	48	49
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (c)	13,432	13,729

Short-Term Bond Fund of America	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5736 6.00% 6/1/2055 (c)	USD122	$124
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (c)	7,645	7,814
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (c)	77	79
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (c)	303	312
Fannie Mae Pool #BM6736 4.50% 11/1/2059 (c)	4,325	4,205
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027 (c)(d)	8	8
Freddie Mac Pool #781228 6.50% 2/1/2034 (c)(d)	163	167
Freddie Mac Pool #A23893 5.50% 7/1/2034 (c)	91	94
Freddie Mac Pool #782818 6.741% 11/1/2034 (c)(d)	111	114
Freddie Mac Pool #1H2524 6.469% 8/1/2035 (c)(d)	285	296
Freddie Mac Pool #1L1292 7.082% 1/1/2036 (c)(d)	273	281
Freddie Mac Pool #G02162 5.50% 5/1/2036 (c)	68	70
Freddie Mac Pool #848751 6.441% 6/1/2036 (c)(d)	56	58
Freddie Mac Pool #848365 6.409% 7/1/2036 (c)(d)	235	242
Freddie Mac Pool #QO1940 6.00% 3/1/2039 (c)	574	593
Freddie Mac Pool #QO2528 6.00% 9/1/2039 (c)	179	185
Freddie Mac Pool #SB8373 6.00% 3/1/2040 (c)	681	703
Freddie Mac Pool #SB1452 6.00% 4/1/2040 (c)	7,517	7,765
Freddie Mac Pool #SB8380 6.00% 4/1/2040 (c)	174	179
Freddie Mac Pool #SB8386 6.00% 5/1/2040 (c)	5,739	5,927
Freddie Mac Pool #RR0004 6.00% 6/1/2040 (c)	1,860	1,920
Freddie Mac Pool #760014 4.288% 8/1/2045 (c)(d)	347	347
Freddie Mac Pool #SI2002 4.00% 3/1/2048 (c)	57	55
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (c)	137	135
Freddie Mac Pool #SD8175 3.50% 10/1/2051 (c)	12	11
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (c)	23	24
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (c)	125	121
Freddie Mac Pool #QF1573 5.50% 10/1/2052 (c)	23	23
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (c)	305	308
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (c)	878	871
Freddie Mac Pool #SD8290 6.00% 1/1/2053 (c)	7,872	8,075
Freddie Mac Pool #QF8331 5.50% 2/1/2053 (c)	24	24
Freddie Mac Pool #SD8301 6.00% 2/1/2053 (c)	3,862	3,968
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (c)	2,479	2,450
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (c)	1,883	1,872
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (c)	1,218	1,231
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (c)	3,940	4,046
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (c)	2,753	2,825
Freddie Mac Pool #QG3376 6.00% 5/1/2053 (c)	200	205
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (c)	630	624
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (c)	1,409	1,422
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (c)	2,756	2,839
Freddie Mac Pool #SD3240 6.00% 6/1/2053 (c)	360	369
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (c)	2,383	2,489
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (c)	2,120	2,214
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (c)	2,003	2,103
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (c)	1,996	2,099
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (c)	1,382	1,457
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (c)	1,063	1,114
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (c)	663	690
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (c)	582	617
Freddie Mac Pool #QG5777 6.50% 6/1/2053 (c)	120	124
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (c)	59	58
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (c)	2,304	2,329
Freddie Mac Pool #SD3356 6.00% 7/1/2053 (c)	1,963	2,013
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (c)	325	336
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (c)	162	166
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (c)	390	394
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (c)	3,182	3,264
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (c)	23,947	24,870
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (c)	27,481	28,185
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (c)	10,655	10,906
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (c)	2,615	2,726
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (c)	2,044	2,127
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (c)	39	39
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (c)	6,277	6,418

4	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QI2014 5.00% 3/1/2054 (c)	USD1,512	$1,499
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (c)	3,545	3,572
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (c)	975	988
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (c)	711	716
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (c)	1,639	1,688
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (c)	195	201
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (c)	1,154	1,180
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (c)	241	248
Freddie Mac Pool #SD5872 5.00% 6/1/2054 (c)	1,649	1,628
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (c)	432	438
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (c)	109	112
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (c)	70	72
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (c)	3,547	3,573
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (c)	611	618
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (c)	560	565
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (c)	5,977	6,118
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (c)	2,441	2,525
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (c)	1,314	1,355
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (c)	815	835
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (c)	591	605
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (c)	343	351
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (c)	1,471	1,537
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (c)	26	27
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (c)	280	277
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (c)	197	195
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (c)	182	179
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (c)	2,102	2,119
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (c)	1,331	1,342
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (c)	1,209	1,220
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (c)	551	559
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (c)	228	230
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (c)	4,075	4,168
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (c)	3,664	3,780
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (c)	2,269	2,324
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (c)	775	796
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (c)	775	795
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (c)	36	37
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (c)	5,771	6,026
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (c)	2,388	2,495
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (c)	1,365	1,419
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (c)	2,358	2,377
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (c)	2,094	2,110
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (c)	1,010	1,023
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (c)	991	1,005
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (c)	896	904
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (c)	189	191
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (c)	2,735	2,804
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (c)	1,489	1,530
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (c)	1,373	1,417
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (c)	1,306	1,348
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (c)	842	863
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (c)	809	828
Freddie Mac Pool #QJ5643 6.50% 9/1/2054 (c)	7,799	8,107
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (c)	1,515	1,575
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (c)	1,029	1,073
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (c)	748	781
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (c)	511	531
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (c)	304	316
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (c)	7,462	7,511
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (c)	503	523
Freddie Mac Pool #QJ8234 5.00% 11/1/2054 (c)	1,816	1,794
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (c)	20,785	20,932
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (c)	604	608
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (c)	2,078	2,124
Freddie Mac Pool #QX2561 5.00% 12/1/2054 (c)	1,797	1,774
Freddie Mac Pool #QJ9769 5.00% 12/1/2054 (c)	249	246

Short-Term Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (c)	USD6,030	$6,089
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (c)	2,557	2,574
Freddie Mac Pool #QX4072 5.00% 1/1/2055 (c)	1,782	1,759
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (c)	4,341	4,369
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (c)	1,607	1,643
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (c)	363	371
Freddie Mac Pool #QX9882 5.00% 3/1/2055 (c)	1,282	1,267
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (c)	149	150
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (c)	769	786
Freddie Mac Pool #QX8785 6.50% 3/1/2055 (c)	604	627
Freddie Mac Pool #QY1328 5.00% 4/1/2055 (c)	3,121	3,087
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (c)	1,562	1,542
Freddie Mac Pool #QY1332 5.00% 4/1/2055 (c)	1,559	1,540
Freddie Mac Pool #QY1360 5.00% 4/1/2055 (c)	880	869
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (c)	54,329	55,530
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (c)	11,696	11,956
Freddie Mac Pool #QY2186 6.50% 4/1/2055 (c)	786	815
Freddie Mac Pool #QY2240 5.00% 5/1/2055 (c)	1,543	1,525
Freddie Mac Pool #QY3688 5.00% 5/1/2055 (c)	1,108	1,094
Freddie Mac Pool #QY2231 5.00% 5/1/2055 (c)	45	45
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (c)	24,919	25,470
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (c)	1,527	1,561
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (c)	702	718
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (c)	132	133
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (c)	68,198	69,706
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (c)	424	433
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (c)	162	166
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 11/25/2025 (c)	1,325	1,319
Freddie Mac, Series K054, Class A2, Multi Family, 2.745% 1/25/2026 (c)	350	348
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 7/25/2026 (c)	28	27
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 11/25/2027 (c)(d)	10	10
Freddie Mac, Series K515, Class A2, Multi Family, 5.40% 1/25/2029 (c)	24,996	25,986
Freddie Mac, Series K518, Class A2, Multi Family, 5.40% 1/25/2029 (c)	2,203	2,296
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (c)(d)	2,647	2,494
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (c)	4,168	3,906
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (c)(d)	4,150	3,895
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (c)(d)	12	11
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (c)	10	9
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057 (c)	2,177	2,107
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (c)	2,885	2,804
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MA, 3.50% 3/25/2058 (c)	37	36
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (c)	787	765
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058 (c)	6,182	5,973
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (c)	1,246	1,161
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (c)	8,899	8,710
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029 (c)	1,478	1,446
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048 (c)	31	31
Government National Mortgage Assn. Pool #MA5653 5.00% 12/20/2048 (c)	1,309	1,321
Government National Mortgage Assn. Pool #MA5765 5.00% 2/20/2049 (c)	287	289
Government National Mortgage Assn. Pool #MA5878 5.00% 4/20/2049 (c)	924	932
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (c)	26	27
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (c)	286	284
Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053 (c)	17,408	17,271
Government National Mortgage Assn. Pool #MA9240 5.00% 10/20/2053 (c)	17,527	17,436
Government National Mortgage Assn. Pool #710074 4.72% 4/20/2061 (c)	1	2
Government National Mortgage Assn. Pool #721648 5.05% 4/20/2061 (c)	3	3
Government National Mortgage Assn. Pool #710077 4.70% 5/20/2061 (c)	3	3
Government National Mortgage Assn. Pool #725876 4.903% 9/20/2061 (c)	— (e)	— (e)
Government National Mortgage Assn. Pool #710085 4.94% 9/20/2061 (c)	1	2
Government National Mortgage Assn. Pool #725879 4.893% 10/20/2061 (c)	1	1
Government National Mortgage Assn. Pool #AC0975 4.695% 4/20/2063 (c)	1	1
Government National Mortgage Assn. Pool #AC1008 4.694% 10/20/2063 (c)	— (e)	— (e)
Government National Mortgage Assn. Pool #776094 4.739% 10/20/2063 (c)	1	1
Government National Mortgage Assn. Pool #AG8041 4.496% 11/20/2063 (c)	3	3
Government National Mortgage Assn. Pool #AG8060 4.494% 12/20/2063 (c)	3	3
Government National Mortgage Assn. Pool #AG8069 4.229% 1/20/2064 (c)	4	4

6	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #AG8070 4.494% 1/20/2064 (c)	USD3	$3
Government National Mortgage Assn. Pool #AC1026 4.694% 1/20/2064 (c)	1	1
Government National Mortgage Assn. Pool #AG8081 4.229% 2/20/2064 (c)	4	4
Government National Mortgage Assn. Pool #AG8082 4.463% 2/20/2064 (c)	3	3
Government National Mortgage Assn. Pool #AG8076 4.816% 2/20/2064 (c)	1	1
Government National Mortgage Assn. Pool #767680 4.391% 6/20/2064 (c)	8	8
Government National Mortgage Assn. Pool #AG8149 4.831% 6/20/2064 (c)(d)	20	20
Government National Mortgage Assn. Pool #AO0461 4.559% 8/20/2065 (c)	3	4
Government National Mortgage Assn., Series 2018-98, Class A, 3.00% 10/16/2050 (c)	1,656	1,600
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year UST Yield Curve Rate T Note Constant Maturity + 0.70%) 4.68% 5/20/2062 (c)(d)	73	73
Government National Mortgage Assn., Series 2012-H20, Class PT, 4.946% 7/20/2062 (c)(d)	691	691
Government National Mortgage Assn., Series 2014-H08, Class FT, (1-year UST Yield Curve Rate T Note Constant Maturity + 0.6%) 4.58% 3/20/2064 (c)(d)	326	326
Uniform Mortgage-Backed Security 5.50% 9/1/2040 (c)(f)	3,645	3,726
Uniform Mortgage-Backed Security 3.50% 9/1/2055 (c)(f)	2	2
Uniform Mortgage-Backed Security 5.00% 9/1/2055 (c)(f)	50,000	49,318
Uniform Mortgage-Backed Security 5.50% 9/1/2055 (c)(f)	40,058	40,290
Uniform Mortgage-Backed Security 6.00% 9/1/2055 (c)(f)	224	229
Uniform Mortgage-Backed Security 6.50% 9/1/2055 (c)(f)	185,333	192,084
Uniform Mortgage-Backed Security 7.00% 9/1/2055 (c)(f)	83,216	87,552
Uniform Mortgage-Backed Security 6.00% 10/1/2055 (c)(f)	910	929
Uniform Mortgage-Backed Security 6.50% 10/1/2055 (c)(f)	181,693	188,205
		1,604,798

Collateralized mortgage-backed obligations (privately originated) 7.17%
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (c)(g)(h)	5,321	5,353
Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028) (c)(g)(h)	5,123	5,133
Argent Securities, Inc., Series 2005-W2, Class M1, (1-month USD CME Term SOFR + 0.849%) 5.172% 10/25/2035 (c)(d)	356	354
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (c)(d)(g)	2,041	1,851
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049 (c)(d)(g)	2,360	2,310
Arroyo Mortgage Trust, Series 2019-2, Class A2, 3.498% 4/25/2049 (c)(d)(g)	286	277
Arroyo Mortgage Trust, Series 2019-2, Class A3, 3.80% 4/25/2049 (c)(d)(g)	2,249	2,196
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (c)(g)	836	802
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026) (c)(g)(h)	7,000	6,756
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (c)(g)(h)	11,786	11,444
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (c)(d)(g)	1,823	1,716
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (c)(d)(g)	5,615	5,299
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (c)(d)(g)	3,890	3,823
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (c)(g)	283	260
BRAVO Residential Funding Trust, Series 2022-NQM1, Class A1, 3.626% 9/25/2061 (4.626% on 2/25/2026) (c)(g)(h)	1,060	1,046
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 11/25/2061 (5.272% on 5/1/2026) (c)(g)(h)	534	535
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 7/25/2062 (6.108% on 9/1/2026) (c)(g)(h)	5,381	5,372
BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027) (c)(g)(h)	1,599	1,615
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A1, 5.943% 12/1/2063 (6.943% on 1/1/2028) (c)(g)(h)	1,995	2,011
BRAVO Residential Funding Trust, Series 2025-NQM1, Class A1, 5.604% 12/25/2064 (c)(g)(h)	8,925	9,008
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (c)(g)(h)	14,814	14,942
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1, 2.879% 7/25/2049 (c)(d)(g)	1,628	1,595
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class AS, 4.027% 5/15/2052 (c)	1,000	951
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033 (c)(d)(g)	432	432
Cascade Funding Mortgage Trust, Series 2024-HB13, Class A, 3.00% 5/25/2034 (c)(d)(g)	2,448	2,410
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (c)(d)(g)	11,813	11,759
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (c)(d)(g)	37,847	37,178
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028) (c)(g)(h)	7,023	6,932
CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057 (c)(d)(g)	388	387
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (c)(d)(g)	7,616	7,290
CIM Trust, Series 2023-R1, Class A1A, 5.40% 4/25/2062 (c)(d)(g)	11,869	11,915
CIM Trust, Series 2024-R1, Class A1, 4.75% 6/25/2064 (c)(d)(g)	2,170	2,160
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (c)(d)(g)	1,217	1,144
COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027) (c)(g)(h)	6,832	6,864
COLT Funding, LLC, Series 2023-3, Class A1, 7.18% 9/25/2068 (8.18% on 9/1/2027) (c)(g)(h)	4,059	4,120
COLT Funding, LLC, Series 2023-4, Class A1, 7.163% 10/25/2068 (8.163% on 10/1/2027) (c)(g)(h)	1,317	1,341
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (c)(d)(g)	7,054	6,391

Short-Term Bond Fund of America	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Connecticut Avenue Securities Trust, Series 2017-C01, Class 1B1, (30-day Average USD-SOFR + 5.864%) 10.213% 7/25/2029 (c)(d)	USD850	$900
Connecticut Avenue Securities Trust, Series 2018-C01, Class 1M2C, (30-day Average USD-SOFR + 2.364%) 6.713% 7/25/2030 (c)(d)	3,568	3,604
Connecticut Avenue Securities Trust, Series 18-C03, Class 1B1, (30-day Average USD-SOFR + 3.86%) 8.213% 10/25/2030 (c)(d)	4,000	4,308
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.248% 6/25/2043 (c)(d)(g)	1,483	1,496
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.398% 1/25/2044 (c)(d)(g)	2,156	2,157
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.448% 2/25/2044 (c)(d)(g)	525	525
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.348% 5/25/2044 (c)(d)(g)	3,901	3,906
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, (30-day Average USD-SOFR + 1.15%) 5.498% 9/25/2044 (c)(d)(g)	5,290	5,310
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.348% 2/25/2045 (c)(d)(g)	3,363	3,368
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.498% 2/25/2045 (c)(d)(g)	2,247	2,252
Credit Suisse Mortgage Trust, Series 2022-ATH3, Class A1, 4.991% 8/25/2067 (c)(d)(g)	5,547	5,539
Finance of America HECM Buyout, Series 24-HB1, Class A1A, 4.00% 10/1/2034 (c)(d)(g)	20,287	20,211
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (c)(g)	15,005	14,538
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (30-day Average USD-SOFR + 4.814%) 9.163% 4/25/2028 (c)(d)	1,258	1,266
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (30-day Average USD-SOFR + 5.664%) 10.013% 7/25/2028 (c)(d)	1,107	1,126
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M3, (30-day Average USD-SOFR + 5.114%) 9.463% 12/25/2028 (c)(d)	4,358	4,476
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 5.648% 2/25/2042 (c)(d)(g)	217	217
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.298% 6/25/2042 (c)(d)(g)	4,794	4,892
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA3, Class M2, (30-day Average USD-SOFR + 2.214%) 6.563% 9/25/2048 (c)(d)(g)	2,417	2,473
GCAT Trust, Series 2024-NQM1, Class A1, 6.007% 1/25/2059 (7.007% on 1/1/2028) (c)(g)(h)	670	677
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (c)(g)(h)	3,337	3,382
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066 (c)(d)(g)	13,141	12,013
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (c)(g)(h)	6,080	5,950
GS Mortgage-Backed Securities Trust, Series 2025-RPL3, Class A1, 4.10% 7/25/2065 (5.10% on 6/1/2029) (c)(g)(h)	3,210	3,131
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (c)(g)	5,377	5,203
Home Partners of America Trust, Series 2021-2, Class C, 2.402% 12/17/2026 (c)(g)	8,820	8,523
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039 (c)(g)	318	316
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026) (c)(g)(h)	8,960	8,980
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027) (c)(g)(h)	14,614	14,619
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (c)(g)	1,831	1,832
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025) (c)(g)(h)	5,332	5,338
MFRA Trust, Series 2020-NQM1, Class A1, 2.479% 3/25/2065 (c)(d)(g)	1,010	979
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (c)(g)(h)	6,214	6,226
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (c)(g)(h)	4,083	4,121
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (c)(g)(h)	8,050	8,090
Mill City Mortgage Trust, Series 15-1, Class M3, 3.796% 6/25/2056 (c)(d)(g)	2,373	2,354
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059 (c)(d)(g)	2,394	2,326
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (c)(g)(h)	14,425	14,610
New Residential Mortgage Loan Trust, Series 2016-2, Class A1, 3.75% 11/26/2035 (c)(d)(g)	190	185
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1, 3.75% 8/25/2055 (c)(d)(g)	395	385
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 3/25/2056 (c)(d)(g)	172	167
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 12/25/2057 (c)(d)(g)	1,205	1,172
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057 (c)(d)(g)	333	328
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 12/25/2057 (c)(d)(g)	648	648
New Residential Mortgage Loan Trust, Series 2018-3A, Class A1, 4.50% 5/27/2058 (c)(d)(g)	594	582
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059 (c)(d)(g)	4,492	4,325
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.566% 4/25/2065 (c)(g)(h)	4,192	4,243
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (c)(d)(g)	2,665	2,480
Ocwen Loan Investment Trust, Series 2024-HB1, Class A, 3.00% 2/25/2037 (c)(g)	5,031	4,955

8	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM7, Class A1, 5.11% 8/25/2062 (6.11% on 8/1/2026) (c)(g)(h)	USD2,903	$2,895
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026) (c)(g)(h)	4,565	4,563
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027) (c)(g)(h)	5,380	5,401
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (c)(g)(h)	13,001	13,121
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028) (c)(g)(h)	8,206	8,277
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.683% 4/25/2053 (c)(d)(g)	12,364	12,404
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026) (c)(g)(h)	6,464	6,529
Onslow Bay Financial, LLC, Series 2023-NQM7, Class A1, 6.844% 4/25/2063 (7.844% on 9/1/2027) (c)(g)(h)	1,554	1,573
Onslow Bay Financial, LLC, Series 2023-NQM8, Class A1, 7.045% 09/25/2063 (8.045% on 9/1/2027) (c)(g)(h)	1,042	1,057
Onslow Bay Financial, LLC, Series 2023-NQM10, Class A1, 6.465% 10/25/2063 (7.465% on 11/1/2027) (c)(g)(h)	2,524	2,551
Onslow Bay Financial, LLC, Series 2023-NQM9, Class A1, 7.159% 10/25/2063 (8.159% on 10/1/2027) (c)(g)	2,832	2,877
Onslow Bay Financial, LLC, Series 2024-NQM1, Class A1, 5.928% 11/25/2063 (6.928% on 12/1/2027) (c)(g)(h)	942	950
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (c)(g)(h)	6,586	6,654
Onslow Bay Financial, LLC, Series 2024-NQM6, Class A1, 6.447% 2/25/2064 (7.447% on 4/1/2028) (c)(g)(h)	1,999	2,028
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (c)(g)(h)	9,771	9,891
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (c)(g)(h)	9,043	9,161
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (c)(g)(h)	24,345	24,684
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (c)(g)(h)	3,771	3,773
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (c)(g)(h)	7,504	7,580
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028) (c)(g)(h)	22,526	22,710
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (c)(g)(h)	6,862	6,936
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (c)(g)(h)	20,315	20,492
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (c)(g)(h)	5,189	5,208
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (c)(d)(g)	7,250	6,479
PRKCM Trust, Series 23-AFC4, Class A1, 7.225% 11/25/2058 (8.225% on 10/1/2027) (c)(g)(h)	3,840	3,904
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (c)(g)	5,667	5,554
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (c)(g)	618	605
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041 (c)(g)	3,811	3,684
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041 (c)(g)	5,604	5,340
Progress Residential Trust, Series 2025-SFR2, Class A, 3.305% 4/17/2042 (c)(g)	3,389	3,226
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (c)(g)	6,590	6,254
Progress Residential Trust, Series 2025-SFR3, Class B, 3.39% 7/17/2042 (c)(g)	6,000	5,586
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (c)(g)(h)	7,099	6,844
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.113% 10/17/2041 (c)(d)(g)	4,394	4,412
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.814% 2/17/2042 (c)(d)(g)	2,339	2,342
Starwood Mortgage Residential Trust, Series 2025-SFR6, Class A, (1-month USD CME Term SOFR + 1.40%) 5.764% 8/17/2042 (c)(d)(g)	12,000	12,044
Towd Point Mortgage Trust, Series 2019-HY1, Class A1, (1-month USD CME Term SOFR + 1.115%) 5.437% 10/25/2048 (c)(d)(g)	1,794	1,799
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054 (c)(d)(g)	249	248
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.233% 3/25/2054 (c)(d)(g)	3,500	3,469
Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.445% 2/25/2055 (c)(d)(g)	1,830	1,814
Towd Point Mortgage Trust, Series 2015-5, Class B1, 3.999% 5/25/2055 (c)(d)(g)	19,970	19,709
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055 (c)(d)(g)	2,114	2,086
Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056 (c)(d)(g)	2,907	2,891
Towd Point Mortgage Trust, Series 2016-3, Class B1, 4.088% 4/25/2056 (c)(d)(g)	1,788	1,766
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056 (c)(d)(g)	2,538	2,495
Towd Point Mortgage Trust, Series 2016-5, Class M1, 3.375% 10/25/2056 (c)(d)(g)	4,000	3,904
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056 (c)(d)(g)	2,559	2,545
Towd Point Mortgage Trust, Series 2017-2, Class A2, 3.25% 4/25/2057 (c)(d)(g)	258	257
Towd Point Mortgage Trust, Series 2017-2, Class A4, 3.718% 4/25/2057 (c)(d)(g)	432	426
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057 (c)(d)(g)	6,818	6,723
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057 (c)(d)(g)	1,852	1,811
Towd Point Mortgage Trust, Series 2017-3, Class M1, 3.50% 7/25/2057 (c)(d)(g)	2,300	2,238
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (c)(d)(g)	1,474	1,450
Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00% 10/25/2057 (c)(d)(g)	3,000	2,882
Towd Point Mortgage Trust, Series 2015-2, Class 2B1, 4.024% 11/25/2057 (c)(d)(g)	993	989
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058 (c)(d)(g)	551	546
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (c)(d)(g)	3,202	3,170
Towd Point Mortgage Trust, Series 2018-2, Class A2, 3.50% 3/25/2058 (c)(d)(g)	3,500	3,413

Short-Term Bond Fund of America	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058 (c)(d)(g)	USD3,839	$3,746
Towd Point Mortgage Trust, Series 2018-6, Class A1A, 3.75% 3/25/2058 (c)(d)(g)	644	640
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058 (c)(d)(g)	3,657	3,599
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD CME Term SOFR + 1.114%) 5.437% 5/25/2058 (c)(d)(g)	185	189
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.75% 12/25/2058 (c)(d)(g)	1,860	1,811
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, (1-month USD CME Term SOFR + 1.115%) 5.437% 10/25/2059 (c)(d)(g)	980	985
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (c)(g)	2,601	2,375
Towd Point Mortgage Trust, Series 15-2, Class 1B2, 3.423% 11/25/2060 (c)(d)(g)	7,156	6,985
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (c)(g)	8,184	7,958
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.021% 7/25/2065 (c)(d)(g)	3,193	3,273
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.482% 11/17/2039 (c)(g)	789	745
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (c)(g)	3,428	3,451
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040 (c)(g)	2,763	2,782
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (c)(g)	5,975	5,980
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (c)(g)(h)	8,366	8,452
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027) (c)(g)(h)	5,174	5,175
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027) (c)(g)(h)	6,400	6,416
Verus Securitization Trust, Series 2023-2, Class A1, 6.193% 3/25/2068 (7.193% on 3/1/2027) (c)(g)(h)	1,124	1,127
Verus Securitization Trust, Series 2023-4, Class A1, 5.811% 5/25/2068 (6.811% on 5/1/2027) (c)(g)(h)	5,225	5,235
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027) (c)(g)(h)	9,286	9,361
Verus Securitization Trust, Series 2023-7, Class A1, 7.07% 10/25/2068 (8.07% on 10/1/2027) (c)(g)(h)	3,645	3,699
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028) (c)(g)(h)	5,715	5,767
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (c)(g)(h)	25,211	25,552
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (c)(g)(h)	8,409	8,514
Verus Securitization Trust, Series 2024-7, Class A1, 5.095% 9/25/2069 (c)(d)(g)	5,325	5,320
Verus Securitization Trust, Series 24-R1, Class A1, 5.218% 9/25/2069 (6.218% on 10/1/2028) (c)(g)(h)	5,098	5,115
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (c)(d)(g)	5,532	5,561
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (c)(d)(g)	6,256	6,299
Verus Securitization Trust, Series 2025-3, Class A1, 5.623% 5/25/2070 (6.623% on 4/1/2029) (c)(g)(h)	5,522	5,582
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (c)(g)(h)	8,142	8,164
		869,754

Commercial mortgage-backed securities 5.81%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 6.107% 6/15/2040 (c)(d)(g)	1,130	1,137
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052 (c)(g)	4,182	4,170
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052 (c)(g)	1,871	1,866
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038 (c)(g)	1,981	1,915
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (c)(g)	9,583	9,212
AMSR Trust, Series 2025-SFR1, Class C, 3.655% 6/17/2042 (c)(g)	878	828
AMSR Trust, Series 2025-SFR1, Class B, 3.655% 6/17/2042 (c)(g)	594	565
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.055% 7/15/2041 (c)(d)(g)	1,342	1,349
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.59% 11/10/2029 (c)(d)(g)	7,479	7,635
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048 (c)	401	400
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050 (c)	10,654	10,520
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A4, 3.625% 5/15/2050 (c)	3,099	3,055
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 4/15/2056 (c)(d)	1,465	1,528
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.559% 9/15/2056 (c)(d)	4,885	5,255
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (c)	710	748
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057 (c)	12,896	13,612
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057 (c)	1,881	1,970
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (c)(d)	2,085	2,199
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (c)(d)	1,798	1,886
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class A3, 5.646% 4/15/2058 (c)	8,000	8,399
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (c)	1,185	1,115
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062 (c)	1,613	1,543
Bank Commercial Mortgage Trust, Series 2019-BN24, Class A3, 2.96% 11/15/2062 (c)	1,649	1,555
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 5.282% 3/15/2037 (c)(d)(g)	6,045	5,753
Barclays Commercial Mortgage Securities, LLC, Series 23-5C23, Class AS, 7.703% 12/15/2056 (c)(d)	388	418
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (c)	1,719	1,782
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (c)(d)	1,570	1,576
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053 (c)	5,087	4,454

10	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 5/15/2056 (c)(d)	USD4,348	$4,613
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (c)	672	705
Benchmark Mortgage Trust, Series 2025-V14, Class A4, 5.66% 4/15/2057 (c)	5,241	5,503
Benchmark Mortgage Trust, Series 2024-V8, Class A3, 6.189% 7/15/2057 (c)	1,987	2,110
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (c)	13,088	13,642
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (c)(d)	300	313
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (c)	317	327
Benchmark Mortgage Trust, Series 2024-V11, Class A3, 5.909% 11/15/2057 (c)	2,000	2,110
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (c)	1,930	2,028
Benchmark Mortgage Trust, Series 2025-V14, Class AM, 6.09% 4/15/2058 (c)	276	289
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 5.705% 3/15/2041 (c)(d)(g)	4,962	4,977
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056 (c)(d)	971	1,024
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.355% 8/15/2056 (c)(d)	1,996	2,125
BMO Mortgage Trust, Series 2023-C6, Class A5, 5.956% 9/15/2056 (c)(d)	370	393
BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057 (c)(d)	2,244	2,347
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (c)(d)	3,940	4,156
BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.316% 9/15/2057 (c)	386	398
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (c)(d)	3,140	3,276
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (c)	8,048	8,457
BMO Mortgage Trust, Series 2025-5C9, Class AS, 6.165% 4/15/2058 (c)(d)	2,971	3,128
Boca Commercial Mortgage Trust, Series 2024-BOCA, Class A, (1-month USD CME Term SOFR + 1.921%) 6.284% 8/15/2041 (c)(d)(g)	10,000	10,060
BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.805% 11/15/2026 (c)(d)(g)	14,848	14,900
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.478% 6/15/2027 (c)(d)(g)	4,773	4,806
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.805% 4/15/2029 (c)(d)(g)	5,738	5,759
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.904% 5/15/2034 (c)(d)(g)	3,493	3,499
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 5.067% 9/15/2034 (c)(d)(g)	16,596	16,569
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.178% 9/15/2036 (c)(d)(g)	18,264	18,241
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.377% 10/15/2036 (c)(d)(g)	5,776	5,778
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.148% 6/15/2038 (c)(d)(g)	1,598	1,597
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 5.348% 6/15/2038 (c)(d)(g)	955	955
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.328% 11/15/2038 (c)(d)(g)	16,301	16,300
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.353% 2/15/2039 (c)(d)(g)	10,634	10,634
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.055% 8/15/2039 (c)(d)(g)	14,446	14,517
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (c)(d)(g)	21,410	21,826
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (c)(g)	15,330	15,898
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039 (c)(g)	3,158	3,081
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.254% 7/15/2041 (c)(d)(g)	3,180	3,192
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.704% 7/15/2041 (c)(d)(g)	421	423
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.005% 8/15/2041 (c)(d)(g)	10,569	10,578
CD Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.631% 2/10/2050 (c)	2,000	1,937
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050 (c)	3,686	3,613
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (c)(d)(g)	17,000	17,800
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (c)(d)(g)	6,311	6,525
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (c)	1,000	992
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049 (c)	4,000	3,936
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050 (c)	318	311
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.191% 11/15/2050 (c)	646	630
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A5, 3.458% 11/15/2050 (c)(d)	882	854
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040 (c)(g)	5,393	5,609
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (c)(d)(g)	13,562	13,824
ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2039 (c)(d)(g)	3,942	3,984
ELM Trust 2024, Series 2024-ELM, Class A15, 5.994% 6/10/2039 (c)(d)(g)	4,339	4,373
ELM Trust 2024, Series 2024-ELM, Class B10, 6.195% 6/10/2039 (c)(d)(g)	5,283	5,334
ELM Trust 2024, Series 2024-ELM, Class B15, 6.195% 6/10/2039 (c)(d)(g)	4,744	4,776
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.558% 7/15/2038 (c)(d)(g)	9,035	9,039
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037 (c)(g)	5,525	5,484
FirstKey Homes Trust, Series 20-SFR2, Class C, 1.667% 10/19/2037 (c)(g)	800	794
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (c)	7,079	7,272
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.813% 12/15/2029 (c)(d)(g)	5,334	5,343
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039 (c)(g)	4,347	4,448
FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 6.174% 8/15/2039 (c)(d)(g)	8,000	8,042
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.054% 5/15/2041 (c)(d)(g)	7,231	7,272

Short-Term Bond Fund of America	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (c)(d)(g)	USD14,790	$14,967
GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047 (c)	28	28
GS Mortgage Securities Trust, Series 2017-GS5, Class A4, 3.674% 3/10/2050 (c)	9,075	8,945
GS Mortgage Securities Trust, Series 2017-GS6, Class A3, 3.433% 5/10/2050 (c)	4,459	4,408
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (c)	1,000	977
GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053 (c)	2,975	2,622
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.756% 3/15/2042 (c)(d)(g)	8,709	8,724
Hawaii Hotel Trust, Series 2025-MAUI, Class B, (1-month USD CME Term SOFR + 1.742%) 6.105% 3/15/2042 (c)(d)(g)	1,617	1,621
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (c)(d)(g)	7,830	7,946
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (c)(d)(g)	15,227	15,783
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.713% 3/15/2042 (c)(d)(g)	9,982	9,995
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048 (c)	1,467	1,407
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class A3, 3.141% 12/15/2049 (c)	2,675	2,619
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (c)(g)	7,510	6,848
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (c)(d)	2,738	2,703
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class AS, 3.723% 3/15/2050 (c)	2,145	2,117
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.956% 11/15/2039 (c)(d)(g)	4,950	4,965
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.905% 12/15/2039 (c)(d)(g)	7,301	7,312
LV Trust, Series 2024-SHOW, Class A, 5.274% 10/10/2041 (c)(d)(g)	10,198	10,360
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (c)(g)	6,622	6,304
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.279% 4/15/2038 (c)(d)(g)	1,325	1,325
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class ASB, 3.354% 11/15/2052 (c)	563	557
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class AS, 6.011% 3/15/2058 (c)	5,060	5,282
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.853% 2/10/2047 (c)(d)(g)	2,059	2,150
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032 (c)(g)	7,505	7,195
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032 (c)(g)	7,365	6,882
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.755% 5/15/2039 (c)(d)(g)	6,371	6,378
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.628% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026) (c)(g)(h)	15,780	15,685
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 5.978% 5/15/2038 (c)(d)(g)	500	496
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A3, 2.779% 10/10/2048 (c)	744	737
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.208% 11/15/2038 (c)(d)(g)	3,630	3,630
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.363% 1/15/2039 (c)(d)(g)	16,312	16,288
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.806% 3/15/2042 (c)(d)(g)	20,328	20,208
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4, 3.487% 8/15/2050 (c)	2,954	2,891
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.575% 9/15/2040 (c)(d)(g)	414	418
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049 (c)	5,160	5,088
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5, 3.418% 9/15/2050 (c)	4,681	4,571
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class AS, 3.854% 10/15/2050 (c)(d)	1,000	969
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (c)	410	432
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (c)	2,452	2,592
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class AS, 6.346% 11/15/2057 (c)(d)	3,899	4,099
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 7/15/2058 (c)(d)	298	296
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.152% 11/15/2027 (c)(d)(g)	17,286	17,364
		705,355
Total mortgage-backed obligations		3,179,907
Asset-backed obligations 25.10%
Auto loan 11.62%
American Credit Acceptance Receivables Trust, Series 2024-2, Class A, 5.90% 2/12/2027 (c)(g)	105	105
American Credit Acceptance Receivables Trust, Series 2024-1, Class B, 5.60% 11/12/2027 (c)(g)	958	959
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027 (c)(g)	1,359	1,360
American Credit Acceptance Receivables Trust, Series 2024-2, Class B, 6.10% 12/13/2027 (c)(g)	2,463	2,466
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028 (c)(g)	1,379	1,379

12	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
American Credit Acceptance Receivables Trust, Series 2025-1, Class A, 4.67% 7/12/2028 (c)(g)	USD2,864	$2,867
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028 (c)(g)	6,537	6,570
American Credit Acceptance Receivables Trust, Series 2025-2, Class A, 4.81% 9/12/2028 (c)(g)	11,389	11,407
American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028 (c)(g)	2,044	2,047
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030 (c)(g)	14,718	14,791
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A2, 6.19% 4/19/2027 (c)	157	157
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3, 5.81% 5/18/2028 (c)	9,883	9,962
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.43% 1/18/2029 (c)	4,966	5,017
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class A2, 4.92% 5/15/2029 (c)(g)	3,934	3,945
AutoNation Finance Trust 2025-1, Series 2025-1A, Class A2, 4.72% 4/10/2028 (c)(g)	12,215	12,249
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (c)(g)	18,269	18,147
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027 (c)(g)	5,320	5,358
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (c)(g)	6,476	6,607
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-7, Class A, 5.90% 8/21/2028 (c)(g)	3,900	4,005
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-4A, Class A, 4.77% 2/20/2029 (c)(g)	9,913	10,040
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class B, 6.08% 4/20/2029 (c)(g)	2,500	2,580
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (c)(g)	1,506	1,528
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (c)(g)	3,732	3,857
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-2A, Class A, 5.12% 8/20/2031 (c)(g)	3,503	3,597
Bank of America Auto Trust, Series 2025-1A, Class A2A, 4.52% 11/22/2027 (c)(g)	1,193	1,195
Bank of America Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028 (c)(g)	403	407
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A2, 4.71% 9/15/2027 (c)	6,632	6,633
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027 (c)	1,543	1,544
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027 (c)	917	918
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class A2, 4.84% 1/18/2028 (c)	9,475	9,483
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028 (c)	2,728	2,731
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class A2, 4.73% 2/15/2028 (c)	7,863	7,873
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028 (c)	3,997	4,007
Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class A3, 5.84% 6/15/2028 (c)	10,232	10,281
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A3, 4.67% 8/15/2028 (c)	4,804	4,814
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028 (c)	1,507	1,513
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (c)	8,074	8,090
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class B, 5.37% 10/16/2028 (c)	1,977	1,991
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class A3, 4.78% 12/15/2028 (c)	12,900	12,948
CarMax Auto Owner Trust, Series 2024-1, Class A2A, 5.30% 3/15/2027 (c)	176	176
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027 (c)	2,743	2,749
CarMax Auto Owner Trust, Series 2024-4, Class A2A, 4.67% 12/15/2027 (c)	6,538	6,550
CarMax Auto Owner Trust, Series 2025-1, Class A2A, 4.63% 3/15/2028 (c)	2,593	2,598
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28% 5/15/2028 (c)	3,112	3,133
CarMax Auto Owner Trust, Series 2024-1, Class A3, 4.92% 10/16/2028 (c)	10,000	10,068
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029 (c)	11,601	11,745
CarMax Auto Owner Trust, Series 2024-3, Class B, 5.08% 2/15/2030 (c)	2,472	2,524
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027 (c)	1,528	1,533
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030 (c)	1,438	1,472
Carvana Auto Receivables Trust, Series 2024-N2, Class A2, 5.90% 8/10/2027 (c)(g)	995	997
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027 (c)(g)	77	77
Carvana Auto Receivables Trust, Series 2024-P2, Class A2, 5.63% 11/10/2027 (c)	217	218
Carvana Auto Receivables Trust, Series 2023-N4, Class A, 6.42% 1/10/2028 (c)(g)	1,304	1,308
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028 (c)(g)	1,021	1,028
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028 (c)	1,113	1,082
Carvana Auto Receivables Trust, Series 2024-N3, Class A3, 4.53% 1/10/2029 (c)(g)	3,000	3,004
Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.33% 7/10/2029 (c)	1,678	1,695
Carvana Auto Receivables Trust, Series 2024-N1, Class B, 5.63% 5/10/2030 (c)(g)	3,500	3,542
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25% 9/27/2027 (c)(g)	5,091	5,101
Chase Auto Owner Trust, Series 2024-5A, Class A2, 4.40% 11/26/2027 (c)(g)	9,193	9,197
Chase Auto Owner Trust, Series 2024-1, Class A3, 5.13% 5/25/2029 (c)(g)	4,451	4,494
Chase Auto Owner Trust, Series 2024-2, Class A3, 5.52% 6/25/2029 (c)(g)	5,821	5,905
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (c)(g)	6,236	6,297
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035 (c)(g)	2,855	2,894
Citizens Auto Receivables Trust, Series 2024-1, Class A2A, 5.43% 10/15/2026 (c)(g)	27	27
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (c)(g)	4,347	4,381
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030 (c)(g)	6,081	6,215
CPS Auto Receivables Trust, Series 2024-C, Class A, 5.88% 2/15/2028 (c)(g)	1,153	1,156
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028 (c)(g)	1,778	1,782
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (c)(g)	3,323	3,327
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (c)(g)	6,054	6,099

Short-Term Bond Fund of America	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
CPS Auto Receivables Trust, Series 2025-B, Class A, 4.74% 2/15/2029 (c)(g)	USD7,899	$7,918
CPS Auto Receivables Trust, Series 2024-D, Class B, 4.65% 3/15/2029 (c)(g)	597	598
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029 (c)(g)	2,613	2,618
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029 (c)(g)	1,171	1,181
CPS Auto Receivables Trust, Series 2025-B, Class B, 4.79% 11/15/2029 (c)(g)	3,214	3,232
CPS Auto Receivables Trust, Series 2024-C, Class C, 5.76% 10/15/2030 (c)(g)	1,589	1,611
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033 (c)(g)	7,463	7,511
Credit Acceptance Auto Loan Trust, Series 2024-1A, Class A, 5.68% 3/15/2034 (c)(g)	1,665	1,684
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028 (c)	3,619	3,623
Drive Auto Receivables Trust, Series 2025-1, Class A2, 4.87% 8/15/2028 (c)	5,707	5,720
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (c)	3,733	3,737
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029 (c)	1,626	1,636
Drive Auto Receivables Trust, Series 2024-2, Class B, 4.52% 7/16/2029 (c)	3,118	3,126
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031 (c)	2,892	2,934
Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.73% 9/15/2032 (c)	5,896	5,938
Drive Auto Receivables Trust, Series 2025-1, Class B, 4.79% 9/15/2032 (c)	3,477	3,510
Drive Auto Receivables Trust, Series 2025-1, Class C, 4.99% 9/15/2032 (c)	467	473
DriveTime Auto Owner Trust, Series 2022-2A, Class C, 4.72% 3/15/2028 (c)(g)	172	172
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028 (c)(g)	4,204	4,217
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029 (c)(g)	1,187	1,205
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026 (c)(g)	2,642	2,655
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (c)(g)	5,567	5,597
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (c)(g)	18,018	18,070
Enterprise Fleet Financing, LLC, Series 2022-1, Class A3, 3.27% 1/20/2028 (c)(g)	141	141
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029 (c)(g)	381	381
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029 (c)(g)	2,935	2,947
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (c)(g)	5,038	5,080
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030 (c)(g)	1,520	1,553
Exeter Automobile Receivables Trust, Series 2024-5, Class A2, 4.79% 4/15/2027 (c)	2,115	2,115
Exeter Automobile Receivables Trust, Series 2025-2A, Class A2, 4.78% 6/15/2027 (c)	1,883	1,884
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2, 4.70% 9/15/2027 (c)	8,459	8,463
Exeter Automobile Receivables Trust, Series 2024-3A, Class A3, 5.65% 12/15/2027 (c)	2,571	2,576
Exeter Automobile Receivables Trust, Series 2025-3A, Class A2, 4.83% 1/18/2028 (c)	2,750	2,755
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028 (c)	1,569	1,577
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (c)	266	268
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (c)	7,051	7,073
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028 (c)	5,911	5,930
Exeter Automobile Receivables Trust, Series 2025-3A, Class A3, 4.78% 7/16/2029 (c)	3,821	3,849
Exeter Automobile Receivables Trust, Series 2025-4A, Class A3, 4.39% 9/17/2029 (c)	5,021	5,037
Exeter Automobile Receivables Trust, Series 2025-3A, Class B, 4.86% 2/15/2030 (c)	2,027	2,054
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030 (c)	4,255	4,305
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030 (c)	3,259	3,274
Exeter Automobile Receivables Trust, Series 2025-3A, Class C, 5.09% 10/15/2031 (c)	1,332	1,352
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A2, 4.83% 10/16/2028 (c)	7,057	7,080
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A3, 4.69% 4/15/2030 (c)	2,185	2,205
Exeter Select Automobile Receivables Trust, Series 2025-1, Class C, 5.40% 8/15/2031 (c)	1,000	1,024
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028 (c)(g)	2,095	2,103
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029 (c)(g)	2,126	2,146
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027 (c)	6,429	6,444
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027 (c)	2,106	2,120
Ford Credit Auto Owner Trust, Series 2020-2, Class A, 1.06% 4/15/2033 (c)(g)	53,716	53,497
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (c)(g)	4,029	4,105
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (c)(g)	2,981	3,088
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (c)(g)	6,810	6,846
Ford Credit Floorplan Master Owner Trust, Series 2025-1, Class A1, 4.63% 4/15/2030 (c)	4,155	4,222
General Motors, Series 2025-1A, Class A1, 4.59% 3/15/2029 (c)(g)	1,986	2,000
General Motors, Series 2025-2A, Class A, 4.64% 3/15/2030 (c)(g)	7,089	7,194
GLS Auto Receivables Trust, Series 2024-2, Class A2, 5.77% 6/15/2027 (c)(g)	73	73
GLS Auto Receivables Trust, Series 2024-1, Class A3, 5.40% 9/15/2027 (c)(g)	1,015	1,015
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027 (c)(g)	822	823
GLS Auto Receivables Trust, Series 2025-1A, Class A2, 4.68% 12/15/2027 (c)(g)	10,877	10,888
GLS Auto Receivables Trust, Series 2024-2, Class A3, 5.64% 1/18/2028 (c)(g)	3,563	3,572
GLS Auto Receivables Trust, Series 2025-2A, Class A2, 4.75% 3/15/2028 (c)(g)	14,000	14,029
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028 (c)(g)	927	930
GLS Auto Receivables Trust, Series 2025-3A, Class A2, 4.52% 7/17/2028 (c)(g)	7,657	7,666
GLS Auto Receivables Trust, Series 2024-4A, Class A3, 4.75% 7/17/2028 (c)(g)	3,110	3,119

14	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
GLS Auto Receivables Trust, Series 2025-1A, Class A3, 4.77% 9/15/2028 (c)(g)	USD5,982	$6,010
GLS Auto Receivables Trust, Series 2025-2A, Class A3, 4.75% 1/16/2029 (c)(g)	14,527	14,615
GLS Auto Receivables Trust, Series 2024-3A, Class B, 5.08% 1/16/2029 (c)(g)	724	730
GLS Auto Receivables Trust, Series 2025-2A, Class B, 4.97% 10/15/2029 (c)(g)	1,983	2,005
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029 (c)(g)	5,212	5,278
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (c)(g)	7,641	7,650
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030 (c)(g)	7,140	7,188
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (c)(g)	11,228	11,274
GLS Auto Select Receivables Trust, Series 24-3A, Class B, 5.64% 8/15/2030 (c)(g)	2,150	2,200
GLS Auto Select Receivables Trust, Series 24-3A, Class C, 5.92% 8/15/2030 (c)(g)	2,500	2,579
GLS Auto Select Receivables Trust, Series 2025-3A, Class A2, 4.46% 10/15/2030 (c)(g)	3,608	3,623
GLS Auto Select Receivables Trust, Series 2024-4A, Class B, 4.50% 11/15/2030 (c)(g)	780	784
GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.26% 3/15/2031 (c)(g)	122	124
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026 (c)	972	973
GM Financial Automobile Leasing Trust, Series 2024-2, Class A3, 5.39% 7/20/2027 (c)	4,168	4,200
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027 (c)	1,372	1,377
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028 (c)	6,472	6,521
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (c)(g)	2,325	2,416
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (c)(g)	6,653	6,998
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (c)(g)	5,035	5,116
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (c)	4,964	4,992
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A4, 4.86% 6/18/2029 (c)	2,495	2,534
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028 (c)(g)	16,100	16,244
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026 (c)(g)	4,477	4,473
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027 (c)(g)	19,049	19,146
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030 (c)(g)	6,143	6,439
Hertz Vehicle Financing, LLC, Series 2023-1A, Class B, 6.22% 6/25/2027 (c)(g)	3,340	3,360
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (c)(g)	42,849	41,572
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (c)(g)	9,940	10,113
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (c)(g)	12,336	12,573
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (c)(g)	9,888	10,017
Hertz Vehicle Financing, LLC, Series 2025-3A, Class A, 5.06% 12/26/2029 (c)(g)	16,917	17,222
Hertz Vehicle Financing, LLC, Series 2024-2A, Class A, 5.48% 1/27/2031 (c)(g)	6,295	6,461
Hertz Vehicle Financing, LLC, Series 2025-4A, Class A, 5.41% 12/25/2031 (c)(g)	2,836	2,911
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (c)	2,443	2,449
Honda Auto Receivables Owner Trust, Series 2023-3, Class A3, 5.41% 2/18/2028 (c)	2,700	2,720
Honda Auto Receivables Owner Trust, Series 2024-2, Class A3, 5.27% 11/20/2028 (c)	1,429	1,446
Huntington National Bank (The), Series 2024-2, Class B1, 5.442% 10/20/2032 (c)(g)	9,466	9,543
Huntington National Bank (The), Series 2025-1, Class B, 4.957% 3/21/2033 (c)(g)	21,420	21,547
Huntington National Bank (The), Series 2025-2, Class B1, 4.835% 9/20/2033 (c)(g)	6,000	6,019
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3, 5.02% 3/15/2027 (c)(g)	9,596	9,623
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028 (c)(g)	1,425	1,434
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029 (c)	5,081	5,131
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027 (c)(g)	246	246
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027 (c)(g)	3,142	3,144
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027 (c)(g)	642	644
LAD Auto Receivables Trust, Series 2023-3, Class A3, 6.12% 9/15/2027 (c)(g)	4,908	4,915
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027 (c)(g)	4,677	4,679
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027 (c)(g)	5,635	5,655
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027 (c)(g)	339	341
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028 (c)(g)	4,231	4,242
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028 (c)(g)	2,827	2,831
LAD Auto Receivables Trust, Series 2023-3, Class A4, 5.95% 3/15/2028 (c)(g)	12,138	12,220
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028 (c)(g)	895	899
LAD Auto Receivables Trust, Series 2025-2A, Class A2, 4.30% 7/17/2028 (c)(g)	3,000	3,002
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028 (c)(g)	4,129	4,158
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028 (c)(g)	6,414	6,461
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028 (c)(g)	1,980	1,999
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029 (c)(g)	1,470	1,494
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (c)(g)	3,273	3,284
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029 (c)(g)	4,612	4,694
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (c)(g)	1,408	1,421
LAD Auto Receivables Trust, Series 2024-3A, Class B, 4.74% 1/15/2030 (c)(g)	394	398
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030 (c)(g)	142	144
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (c)(g)	6,001	6,034
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028 (c)	4,770	4,828

Short-Term Bond Fund of America	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.80% 4/16/2029 (c)	USD9,895	$9,956
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A4, 4.79% 7/15/2031 (c)	4,571	4,655
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A2A, 4.47% 12/21/2026 (c)(g)	8,857	8,859
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A2A, 4.84% 1/20/2027 (c)(g)	1,321	1,323
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027 (c)(g)	4,582	4,602
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A4, 4.26% 9/20/2030 (c)(g)	2,634	2,638
Prestige Auto Receivables Trust, Series 2024-2, Class A2, 4.72% 2/15/2028 (c)(g)	8,896	8,903
Prestige Auto Receivables Trust, Series 2024-1, Class B, 5.71% 5/15/2028 (c)(g)	1,036	1,039
Prestige Auto Receivables Trust, Series 2024-2, Class B, 4.56% 2/15/2029 (c)(g)	515	516
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030 (c)(g)	707	707
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class A2, 5.124% 4/25/2034 (c)(g)	17,390	17,468
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027 (c)	2,223	2,224
Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88% 9/15/2027 (c)	3,491	3,493
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027 (c)	549	549
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028 (c)	738	740
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028 (c)	904	904
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028 (c)	3,130	3,135
Santander Drive Auto Receivables Trust, Series 2025-2, Class A2, 4.71% 6/15/2028 (c)	3,474	3,480
Santander Drive Auto Receivables Trust, Series 2023-3, Class B, 5.61% 7/17/2028 (c)	1,152	1,158
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028 (c)	1,991	2,000
Santander Drive Auto Receivables Trust, Series 2023-5, Class A3, 6.02% 9/15/2028 (c)	1,709	1,716
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028 (c)	5,929	5,934
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62% 11/15/2028 (c)	7,280	7,299
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028 (c)	3,939	3,943
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028 (c)	15,864	15,937
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028 (c)	3,718	3,743
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029 (c)	1,649	1,656
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029 (c)	7,018	7,059
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029 (c)	7,586	7,710
Santander Drive Auto Receivables Trust, Series 2024-4, Class B, 4.93% 9/17/2029 (c)	917	927
Santander Drive Auto Receivables Trust, Series 2024-3, Class B, 5.55% 9/17/2029 (c)	7,975	8,102
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030 (c)	8,843	8,904
Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77% 11/15/2030 (c)	902	920
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031 (c)	961	981
SBNA Auto Lease Trust, Series 2024-C, Class A2, 4.94% 11/20/2026 (c)(g)	279	279
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026 (c)(g)	5,252	5,265
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67% 11/20/2026 (c)(g)	402	403
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (c)(g)	3,490	3,516
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028 (c)(g)	2,341	2,347
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (c)(g)	975	983
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925% 12/29/2032 (c)(g)	1,848	1,862
Securitized Term Auto Receivables Trust, Series 2025-B, Class C, 5.121% 12/29/2032 (c)(g)	1,691	1,702
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class A2, 4.65% 5/22/2028 (c)(g)	1,102	1,104
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028 (c)(g)	7,545	7,554
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A2, 4.52% 11/20/2028 (c)(g)	3,630	3,640
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (c)(g)	6,790	6,839
Space Coast Credit Union, Series 2025-1A, Class A2, 4.67% 11/15/2028 (c)(g)	20,299	20,336
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029 (c)(g)	3,183	3,206
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-AA, Class A2, 4.63% 7/20/2027 (c)(g)	4,933	4,951
Toyota Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.63% 9/15/2027 (c)	6,670	6,681
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028 (c)	5,116	5,147
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83% 10/16/2028 (c)	8,021	8,071
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A4, 4.77% 4/16/2029 (c)	3,293	3,346
Toyota Lease Owner Trust, Series 2024-B, Class A2A, 4.31% 2/22/2027 (c)(g)	15,573	15,575
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029 (c)(g)	15,356	15,407
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027 (c)(g)	14,389	14,402
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05% 2/10/2028 (c)(g)	10,079	10,114
United Auto Credit Securitization Trust, Series 2025-1, Class C, 5.15% 6/10/2030 (c)(g)	1,327	1,335
VStrong Auto Receivables Trust, Series 2024-A, Class A2, 5.79% 8/16/2027 (c)(g)	105	105
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028 (c)(g)	790	794
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75% 7/16/2035 (c)(g)	8,343	8,375
Westlake Automobile Receivables Trust, Series 2024-1, Class A3, 5.44% 5/17/2027 (c)(g)	4,094	4,102
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027 (c)(g)	5,876	5,887
Westlake Automobile Receivables Trust, Series 2023-4, Class A3, 6.24% 7/15/2027 (c)(g)	17,755	17,825
Westlake Automobile Receivables Trust, Series 2024-3A, Class A2A, 4.82% 9/15/2027 (c)(g)	8,341	8,351
Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027 (c)(g)	3,739	3,764

16	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 6.44% 12/15/2027 (c)(g)	USD1,427	$1,434
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (c)(g)	17,343	17,363
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028 (c)(g)	754	754
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (c)(g)	4,702	4,716
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (c)(g)	3,749	3,764
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028 (c)(g)	686	691
Westlake Automobile Receivables Trust, Series 2025-2A, Class A2A, 4.66% 9/15/2028 (c)(g)	3,000	3,008
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029 (c)(g)	2,617	2,644
Westlake Automobile Receivables Trust, Series 2024-2, Class B, 5.62% 3/15/2030 (c)(g)	2,775	2,802
Westlake Automobile Receivables Trust, Series 2025-1A, Class B, 4.98% 9/16/2030 (c)(g)	388	391
Westlake Automobile Receivables Trust, Series 2025-2A, Class B, 4.63% 1/15/2031 (c)(g)	1,959	1,973
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028 (c)(g)	1,341	1,347
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039 (c)(g)	12,386	12,489
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (c)(g)	4,377	4,416
World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028 (c)	2,667	2,672
		1,409,846

Other asset-backed securities 8.50%
ACHV ABS Trust, Series 2024-3AL, Class A, 5.01% 12/26/2031 (c)(g)	1,023	1,032
ACHV ABS Trust, Series 2024-3AL, Class B, 5.45% 12/26/2031 (c)(g)	559	564
ACHV ABS Trust, Series 2025-1PL, Class A, 4.76% 4/26/2032 (c)(g)	3,292	3,300
ACHV ABS Trust, Series 2025-1PL, Class B, 5.04% 4/26/2032 (c)(g)	1,322	1,326
ACHV ABS Trust, Series 2025-1PL, Class C, 5.31% 4/26/2032 (c)(g)	2,804	2,805
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (c)(g)	10,839	10,855
Affirm Master Trust, 2025-2A, Class A, 4.67% 7/15/2033 (c)(g)	1,799	1,810
Affirm, Inc., Series 2023-B, Class A, 6.82% 9/15/2028 (c)(g)	41,206	41,240
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029 (c)(g)	27,574	27,719
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (c)(g)	13,906	13,979
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (c)(g)	5,318	5,323
Affirm, Inc., Series 2025-X1, Class A, 5.08% 4/15/2030 (c)(g)	14,472	14,492
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (c)(g)	1,930	1,971
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 5.943% 2/16/2050 (c)(g)	353	363
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027 (c)(g)	4,335	4,357
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031 (c)(g)	2,802	2,861
AXIS Equipment Finance Receivables, LLC, Series 2023-1, Class A2, 6.09% 12/20/2029 (c)(g)	2,519	2,545
AXIS Equipment Finance Receivables, LLC, Series 2024-1, Class A2, 5.38% 1/21/2031 (c)(g)	1,714	1,731
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (c)(g)	3,633	3,677
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (c)(g)	565	557
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034 (c)(g)	422	415
Beacon Container Finance II, LLC, Series 2021-1A, Class A, 2.25% 10/22/2046 (c)(g)	13,057	12,150
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (c)(g)	6,887	6,916
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030 (c)(g)	190	193
Bridge Trust, Series 2022-SFR1, Class A, 3.40% 11/17/2037 (c)(g)	9,880	9,830
Bridge Trust, Series 2024-SFR1, Class A, 4.00% 8/17/2040 (c)(g)	7,192	6,988
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (c)(g)	644	649
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (c)(g)	1,829	1,738
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (c)(g)	19,540	19,860
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (c)(g)	1,235	1,151
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (c)(g)	1,319	1,343
CCG Receivables Trust, Series 2023-1, Class A2, 5.82% 9/16/2030 (c)(g)	2,398	2,412
CCG Receivables Trust, Series 2023-1, Class B, 5.99% 9/16/2030 (c)(g)	6,000	6,081
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (c)(g)	42,541	37,057
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (c)(g)	2,572	2,202
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (c)(g)	27,834	23,397
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (c)(g)	10,760	10,455
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (c)(g)	4,252	4,091
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (c)(g)	10,237	10,266
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (c)(g)	2,247	2,107
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (c)(g)	4,912	4,601
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (c)(g)	3,957	3,714
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (c)(g)	1,398	1,293
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047 (c)(g)	3,275	3,036
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027 (c)	4,029	4,040
CNH Equipment Trust, Series 2024-B, Class A3, 5.19% 9/17/2029 (c)	5,635	5,732
CNH Equipment Trust, Series 2025-A, Class A3, 4.36% 8/15/2030 (c)	8,000	8,092

Short-Term Bond Fund of America	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Commercial Equipment Finance, Series 2024-1, Class A, 5.97% 7/16/2029 (c)(g)	USD4,659	$4,713
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (c)(g)	4,553	4,623
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030 (c)(g)	4,619	4,679
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026 (c)	405	405
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (c)	3,293	3,323
Dell Equipment Finance Trust, Series 2025-1, Class A2, 4.68% 7/22/2027 (c)(g)	5,500	5,524
Dell Equipment Finance Trust, Series 2024-1, Class A3, 5.39% 3/22/2030 (c)(g)	10,000	10,091
Dell Equipment Finance Trust, Series 2024-1, Class A2, 5.58% 3/22/2030 (c)(g)	332	332
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59% 8/22/2030 (c)(g)	3,048	3,068
Dell Equipment Finance Trust, Series 2025-1, Class A3, 4.61% 2/24/2031 (c)(g)	5,500	5,559
Dext ABS, Series 2023-1, Class A2, 5.99% 3/15/2032 (c)(g)	1,872	1,881
DLLAA, LLC, Series 2025-1A, Class A4, 5.08% 4/20/2033 (c)(g)	3,555	3,673
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027 (c)(g)	2,417	2,430
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029 (c)(g)	1,227	1,257
DLLMT, LLC, Series 2024-1A, Class A3, 4.84% 8/21/2028 (c)(g)	5,000	5,053
DLLMT, LLC, Series 2024-1A, Class A4, 4.98% 4/20/2032 (c)(g)	3,000	3,068
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (c)(g)	507	474
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (c)(g)	10,140	10,329
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (c)(g)	9,312	9,424
Frontier Issuer LLC, Series 2023-1, CLass A2, 6.60% 8/20/2053 (c)(g)	9,000	9,149
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (c)(g)	6,140	5,840
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (c)(g)	4,578	4,253
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (c)(g)	13,626	13,046
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (c)(g)	10,616	10,133
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (c)(g)	12,534	11,677
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (c)(g)	5,378	5,047
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A2, 5.28% 3/15/2027 (c)(g)	2,230	2,240
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A2, 4.52% 10/15/2027 (c)(g)	8,062	8,085
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-1, Class A3, 4.98% 1/18/2028 (c)(g)	1,710	1,725
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A3, 4.49% 4/16/2029 (c)(g)	4,213	4,243
GreatAmerica Leasing Receivables Funding, LLC, Series 2022-1, Class A4, 5.35% 7/16/2029 (c)(g)	9,799	9,897
GreatAmerica Leasing Receivables Funding, LLC, Series 2023-1, Class B, 5.21% 3/15/2030 (c)(g)	500	508
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (c)(g)	560	567
HPEFS Equipment Trust, Series 2025-1A, Class A3, 4.43% 9/20/2032 (c)(g)	1,652	1,661
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (c)	3,689	3,725
John Deere Owner Trust, Series 2024-B, Class A3, 5.20% 3/15/2029 (c)	11,723	11,917
M&T Equipment Notes, Series 2024-1, Class A3, 4.76% 8/18/2031 (c)(g)	6,103	6,186
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (c)(g)	13,411	13,517
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029 (c)(g)	11,873	11,974
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (c)(g)	2,169	2,184
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (c)(g)	53,935	44,974
NMEF Funding, LLC, Series 2023-A, Class A2, 6.57% 6/17/2030 (c)(g)	957	963
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (c)(g)	14,399	14,495
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (c)(g)	12,733	12,768
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (c)(g)	12,888	12,927
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (c)(g)	9,128	9,296
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (c)(g)	6,093	6,115
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (c)(g)	5,480	5,493
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (c)(g)	2,602	2,546
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (c)(g)	11,314	11,335
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (c)(g)	13,679	13,798
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (c)(g)	6,854	6,901
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A3, 5.64% 11/20/2030 (c)(g)	9,000	9,257
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031 (c)(g)	1,463	1,472
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A3, 5.04% 7/20/2032 (c)(g)	2,000	2,042
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028 (c)(g)	10,653	10,736
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (c)(g)	7,722	7,775
PFS Financing Corp., Series 2024-F, Class A, 4.75% 8/15/2029 (c)(g)	7,918	8,016
PG&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2033 (c)	4,411	4,464
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (c)(g)	3,321	3,407
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 6.063% 9/15/2039 (c)(d)(g)	1,172	1,180
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (c)(g)	4,219	4,228
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031 (c)(g)	3,399	3,425
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (c)(g)	3,372	3,390
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (c)(g)	2,115	2,129

18	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
SCF Equipment Leasing, LLC, Series 2024-1A, Class A3, 5.52% 1/20/2032 (c)(g)	USD20,230	$20,759
SCF Equipment Trust, LLC, Series 2025-1A, Class A2, 4.82% 7/22/2030 (c)(g)	5,438	5,454
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (c)(g)	2,972	3,051
SLAM, LLC, Series 2024-1A, Class A, 5.335% 9/15/2049 (c)(g)	447	452
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (c)(g)	3,812	3,692
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (c)(g)	1,446	1,387
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (c)(g)	6,440	6,245
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (c)	5,633	5,698
Synchrony Card Issuance Trust, Series 2023-A2, Class A, 5.74% 10/15/2029 (c)	3,984	4,053
Synchrony Card Issuance Trust, Series 2024-A2, Class A, 4.93% 7/15/2030 (c)	8,978	9,133
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/18/2031 (c)	7,759	7,901
Synchrony Card Issuance Trust, Series 2025-A2, Class A, 4.49% 5/15/2031 (c)	25,273	25,614
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (c)(g)	7,099	6,744
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (c)(g)	3,377	3,249
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (c)(g)	4,941	4,651
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (c)(g)	445	423
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (c)(g)	9,532	8,880
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (c)(g)	9,713	9,116
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046 (c)(g)	12,160	11,108
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029 (c)(g)	14,656	14,774
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (c)(g)	11,291	10,586
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (c)(g)	3,794	3,501
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (c)(g)	6,702	6,719
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (c)(g)	10,202	10,249
Verdant Receivables, LLC, Series 2023-1A, Class A2, 6.24% 1/13/2031 (c)(g)	6,713	6,832
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (c)(g)	4,587	4,671
Verdant Receivables, LLC, Series 2025-1A, Class A3, 4.96% 5/12/2033 (c)(g)	11,438	11,649
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028 (c)	8,983	9,002
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026) (c)(h)	14,221	14,236
Verizon Master Trust, Series 2025-3, Class A1A, 4.51% 3/20/2030 (5.26% on 11/20/2027) (c)(h)	9,867	9,938
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030 (c)	10,895	11,125
Verizon Master Trust, Series 2024-6, Class A1A, 4.17% 8/20/2030 (c)	7,750	7,788
Verizon Master Trust, Series 2024-2, Class A, 4.83% 12/22/2031 (c)(g)	3,475	3,564
Verizon Master Trust, Series 24-5, Class A, 5.00% 6/21/2032 (c)(g)	2,919	3,019
VFI ABS, LLC, Series 2025-1A, Class A, 4.78% 6/24/2030 (c)(g)	4,027	4,039
Volvo Financial Equipment, LLC, Series 2024-1A, Class A2, 4.56% 5/17/2027 (c)(g)	1,515	1,517
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (c)(g)	4,090	4,097
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (c)(g)	4,377	4,390
		1,032,234

Collateralized loan obligations 2.86%
522 Funding CLO, Ltd., Series 18-3, Class AR, (3-month USD CME Term SOFR + 1.302%) 5.627% 10/20/2031 (c)(d)(g)	612	613
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.455% 4/20/2032 (c)(d)(g)	3,307	3,310
Apex Credit CLO, LLC, Series 2021-2A, Class A1AR, (3-month USD CME Term SOFR + 1.18%) 5.376% 10/20/2034 (c)(d)(g)	4,688	4,688
Apex Credit CLO, LLC, Series 2021-2A, Class A1BR, (3-month USD CME Term SOFR + 1.55%) 5.746% 10/20/2034 (c)(d)(g)	6,000	6,000
Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 5.425% 1/20/2033 (c)(d)(g)	6,161	6,170
Ares CLO, Ltd., Series 2015-2, Class AR3, (3-month USD CME Term SOFR + 1.32%) 5.642% 4/17/2033 (c)(d)(g)	2,882	2,882
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 5.604% 2/20/2036 (c)(d)(g)	24,200	24,279
Battalion CLO, Ltd., Series 2018-12A, Class ARR, (3-month USD CME Term SOFR + 0.93%) 5.115% 5/17/2031 (c)(d)(g)	6,155	6,146
Betony CLO 2, Ltd., Series 2018-1, Class A2, (3-month USD CME Term SOFR + 1.862%) 6.172% 4/30/2031 (c)(d)(g)	700	700
Carlyle Global Market Strategies, CLO, Series 2014-2RA, Class A1, (3-month USD CME Term SOFR + 1.312%) 5.523% 5/15/2031 (c)(d)(g)	118	118
Cerberus Loan Funding, LP, CLO, Series 2022-2, Class A1, (3-month USD CME Term SOFR + 2.75%) 7.068% 10/15/2034 (c)(d)(g)	3,000	3,006
Cerberus Loan Funding, LP, CLO, Series 2023-1, Class A, (3-month USD CME Term SOFR + 2.40%) 6.718% 3/22/2035 (c)(d)(g)	2,000	2,002
CIFC Funding, Ltd., CLO, Series 2017-4, Class A1R, (3-month USD CME Term SOFR + 1.212%) 5.53% 10/24/2030 (c)(d)(g)	405	405
Dryden Senior Loan Fund, CLO, Series 2016-45A, Class A1RR, (3-month USD CME Term SOFR + 1.08%) 5.398% 10/15/2030 (c)(d)(g)	4,814	4,816

Short-Term Bond Fund of America	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Collateralized loan obligations (continued)
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.679% 1/15/2031 (c)(d)(g)	USD827	$828
Dryden Senior Loan Fund, CLO, Series 2018-60A, Class A, (3-month USD CME Term SOFR + 1.312%) 5.629% 7/15/2031 (c)(d)(g)	479	480
Flatiron CLO, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 5.313% 7/15/2036 (c)(d)(g)	7,269	7,269
Fortress Credit BSL, Ltd., Series 2019-2A, Class CR, (3-month USD CME Term SOFR + 2.00%) 6.325% 10/20/2032 (c)(d)(g)	1,750	1,755
Fortress Credit BSL, Ltd., CLO, Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 5.375% 10/20/2032 (c)(d)(g)	5,243	5,241
Fortress Credit BSL, Ltd., CLO, Series 2022-2, Class AR, (3-month USD CME Term SOFR + 1.40%) 5.729% 10/18/2033 (c)(d)(g)	3,938	3,945
Fortress Credit BSL, Ltd., CLO, Series 2023-1A, Class A1R, (3-month USD CME Term SOFR + 1.57%) 5.889% 4/23/2036 (c)(d)(g)	2,400	2,402
Golub Capital Partners CLO, Ltd., Series 2016-31A, Class A2RR, (3-month USD CME Term SOFR + 1.75%) 6.071% 11/5/2037 (c)(d)(g)	1,000	992
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class AR, (3-month USD CME Term SOFR + 1.12%) 5.422% 7/20/2035 (c)(d)(g)	935	936
Harbor Park CLO, Ltd., Series 2018-1, Class CR, (3-month USD CME Term SOFR + 2.05%) 6.375% 1/20/2031 (c)(d)(g)	2,834	2,838
ICG US CLO, Ltd., Series 2014-2, Class ARR, (3-month USD CME Term SOFR + 1.292%) 5.609% 1/15/2031 (c)(d)(g)	6	6
Jamestown CLO, Ltd., Series 2018-11, Class A2, (3-month USD CME Term SOFR + 1.962%) 6.282% 7/14/2031 (c)(d)(g)	2,000	2,006
Jamestown CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.20%) 5.525% 4/20/2032 (c)(d)(g)	6,963	6,963
Jamestown CLO, Ltd., Series 2019-1, Class BR, (3-month USD CME Term SOFR + 2.50%) 6.825% 4/20/2032 (c)(d)(g)	4,000	4,000
Juniper Valley Park CLO, Ltd., Series 2023-1, Class AR, (3-month USD CME Term SOFR + 1.25%) 5.575% 7/20/2036 (c)(d)(g)	16,975	17,000
KKR Financial CLO, Ltd., Series 11, Class AR, (3-month USD CME Term SOFR + 1.442%) 5.759% 1/15/2031 (c)(d)(g)	171	171
KKR Financial CLO, Ltd., Series 21, Class A, (3-month USD CME Term SOFR + 1.262%) 5.579% 4/15/2031 (c)(d)(g)	430	430
KKR Financial CLO, Ltd., Series 16, Class A12R, (3-month USD CME Term SOFR + 1.472%) 5.797% 10/20/2034 (c)(d)(g)	734	735
LCM, LP, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 5.659% 7/16/2031 (c)(d)(g)	951	952
Madison Park Funding, Ltd., CLO, Series 2017-23A, Class AR, (3-month USD CME Term SOFR + 1.232%) 5.545% 7/27/2031 (c)(d)(g)	380	380
Madison Park Funding, Ltd., CLO, Series 2021-48A, Class A, (3-month USD CME Term SOFR + 1.412%) 5.737% 4/19/2033 (c)(d)(g)	900	902
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.568% 7/15/2036 (c)(d)(g)	2,771	2,773
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 5.275% 1/20/2033 (c)(d)(g)	13,096	13,039
Marble Point CLO XIX, Ltd., Series 2020-3, Class CR, (3-month USD CME Term SOFR + 2.50%) 6.825% 1/19/2034 (c)(d)(g)	3,000	3,006
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 5.359% 7/23/2032 (c)(d)(g)	17,531	17,515
Marble Point CLO, Ltd., Series 2019-1A, Class BR2, (3-month USD CME Term SOFR + 1.60%) 5.919% 7/23/2032 (c)(d)(g)	1,250	1,253
Monroe Capital MML CLO XI, Ltd., Series 2021-2, Class A1, (3-month USD CME Term SOFR + 1.762%) 6.08% 9/14/2033 (c)(d)(g)	4,000	4,001
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.55% 7/25/2030 (c)(d)(g)	1,911	1,912
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD CME Term SOFR + 1.262%) 5.59% 4/10/2033 (c)(d)(g)	2,666	2,669
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class A1RN, (3-month USD CME Term SOFR + 1.00%) 5.319% 7/24/2031 (c)(d)(g)	3,851	3,852
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 5.318% 1/15/2033 (c)(d)(g)	2,702	2,698
Parallel, Ltd., Series 2023-1A, Class A1R, (3-month USD CME Term SOFR + 1.39%) 5.715% 7/20/2036 (c)(d)(g)	9,500	9,521
PPM CLO 2, Ltd., Series 2019-2, Class CR2, (3-month USD CME Term SOFR + 2.80%) 7.118% 4/16/2037 (c)(d)(g)	3,000	3,008
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 5.519% 10/15/2030 (c)(d)(g)	1,686	1,686
Regatta XXIII Funding, Ltd., Series 2021-4, Class A1, (3-month USD CME Term SOFR + 1.412%) 5.737% 1/20/2035 (c)(d)(g)	550	551
Rockford Tower CLO, Ltd., Series 2017-3, Class A, (3-month USD CME Term SOFR + 1.452%) 5.777% 10/20/2030 (c)(d)(g)	288	288
Rockford Tower CLO, Ltd., Series 2018-1, Class A, (3-month USD CME Term SOFR + 1.362%) 5.565% 5/20/2031 (c)(d)(g)	151	151

20	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Collateralized loan obligations (continued)
Sound Point CLO, Ltd., Series 2013-3R, Class A, (3-month USD CME Term SOFR + 1.412%) 5.741% 4/18/2031 (c)(d)(g)	USD153	$153
Sound Point CLO, Ltd., Series 2013-3R, Class C, (3-month USD CME Term SOFR + 2.512%) 6.841% 4/18/2031 (c)(d)(g)	1,200	1,206
Sound Point CLO, Ltd., Series 2014-1R, Class A, (3-month USD CME Term SOFR + 1.412%) 5.741% 7/18/2031 (c)(d)(g)	3,119	3,122
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 5.358% 4/15/2032 (c)(d)(g)	19,458	19,457
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 5.318% 7/15/2032 (c)(d)(g)	19,460	19,459
Stratus Static CLO, Ltd., Series 2025-1A, Class A2, (3-month USD CME Term SOFR + 1.33%) 5.669% 7/15/2033 (c)(d)(g)	5,250	5,252
Sycamore Tree CLO, Ltd., Series 2024-5, Class A1, (3-month USD CME Term SOFR + 1.42%) 5.745% 4/20/2036 (c)(d)(g)	14,000	14,029
Sycamore Tree CLO, Ltd., Series 2024-5, Class C, (3-month USD CME Term SOFR + 2.75%) 7.075% 4/20/2036 (c)(d)(g)	2,667	2,670
Sycamore Tree CLO, Ltd., Series 2023-4, Class C, (3-month USD CME Term SOFR + 3.70%) 8.025% 10/20/2036 (c)(d)(g)	1,500	1,501
TCW CLO, Ltd., Series 2019-1A, Class AJR, (3-month USD CME Term SOFR + 1.609%) 5.794% 8/16/2034 (c)(d)(g)	1,000	1,000
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 5.368% 4/15/2034 (c)(d)(g)	23,898	23,917
TICP CLO, Ltd., Series 2018-12, Class AR, (3-month USD CME Term SOFR + 1.432%) 5.749% 7/15/2034 (c)(d)(g)	2,000	2,004
Tralee CLO, Ltd., Series 18-5A, Class C1RR, 6.064% 10/20/2034 (c)(d)(g)	3,150	3,126
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 5.525% 1/20/2032 (c)(d)(g)	3,725	3,726
Trinitas CLO, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 5.309% 4/25/2033 (c)(d)(g)	24,000	24,000
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 5.515% 1/20/2037 (c)(d)(g)	8,000	8,000
Venture CDO, Ltd., CLO, Series 2017-29, Class AR, (3-month USD CME Term SOFR + 1.252%) 5.463% 9/7/2030 (c)(d)(g)	555	555
Venture CDO, Ltd., CLO, Series 2018-32, Class A2A, (3-month USD CME Term SOFR + 1.332%) 5.661% 7/18/2031 (c)(d)(g)	1,431	1,431
Venture CDO, Ltd., CLO, Series 2019-36A, Class A1AR, (3-month USD CME Term SOFR + 1.13%) 5.717% 4/20/2032 (c)(d)(g)	4,234	4,238
Vibrant CLO, Ltd., Series 2018-9RA, Class B, (3-month USD CME Term SOFR + 1.60%) 5.925% 4/20/2037 (c)(d)(g)	3,857	3,843
Voya CLO, Ltd., Series 2018-3, Class A1R2, (3-month USD CME Term SOFR + 1.20%) 5.518% 10/15/2031 (c)(d)(g)	6,088	6,093
Voya CLO, Ltd., Series 2018-3, Class CR2, (3-month USD CME Term SOFR + 2.35%) 6.668% 10/15/2031 (c)(d)(g)	3,000	3,013
Wind River CLO, Ltd., Series 2018-1, Class B, (3-month USD CME Term SOFR + 1.912%) 6.229% 7/15/2030 (c)(d)(g)	250	250
Wind River CLO, Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 5.525% 10/20/2030 (c)(d)(g)	1,967	1,967
		347,301

Credit card 1.47%
American Express Credit Account Master Trust, Series 2025-5, Class A, 4.51% 7/15/2032 (c)	9,279	9,484
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (c)(g)	39,223	39,214
Bank of America Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028 (c)	9,593	9,607
Bank of America Credit Card Trust, Series 2024-A1, Class A, 4.93% 5/15/2029 (c)	9,889	10,056
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027 (c)(g)	7,135	7,187
Chase Issuance Trust, Series 2024-A1, Class A, 4.60% 1/16/2029 (c)	15,114	15,241
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1, 5.23% 12/8/2027 (c)	7,630	7,649
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (c)(g)	2,542	2,573
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/16/2029 (c)	4,144	4,167
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029 (c)	5,347	5,432
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (c)	4,219	4,307
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (c)(g)	16,670	16,826
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (c)(g)	17,757	17,881
Mission Lane Credit Card Master Trust, Series 2025-B, Class B, 5.21% 9/15/2031 (c)(g)	1,659	1,670
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41% 9/15/2031 (c)(g)	405	408
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030 (c)	5,276	5,305
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031 (c)	5,394	5,514
World Financial Network Credit Card Master Trust, Series 2024-B, Class A, 4.62% 5/15/2031 (c)	15,181	15,336
		177,857

Short-Term Bond Fund of America	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Student loan 0.65%
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (c)	USD9,391	$9,587
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (c)(g)	5,517	5,599
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069 (c)(g)	2,205	2,015
Navient Student Loan Trust, Series 2020-DA, Class A, 1.69% 5/15/2069 (c)(g)	685	649
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069 (c)(g)	964	884
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (c)(g)	3,913	3,578
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069 (c)(g)	1,817	1,639
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2/18/2070 (c)(g)	3,624	3,246
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (c)(g)	7,970	7,218
Nelnet Student Loan Trust, Series 2025-AA, Class A1A, 5.07% 3/15/2057 (c)(g)	9,474	9,635
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (c)(g)	8,419	7,882
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (c)(g)	6,599	6,226
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (c)(g)	13,191	12,459
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.696% 7/25/2051 (c)(d)(g)	390	390
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.893% 11/15/2052 (c)(d)(g)	897	907
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (c)(g)	1,245	1,136
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (c)(g)	6,176	6,311
		79,361
Total asset-backed obligations		3,046,599
Corporate bonds, notes & loans 8.13%
Financials 4.19%
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025) (g)(h)	20,000	20,062
American Express Co. 4.90% 2/13/2026	1,250	1,252
American Express Co. 5.645% 4/23/2027 (USD-SOFR + 0.75% on 4/23/2026) (h)	18,000	18,149
American Express Co. 4.731% 4/25/2029 (USD-SOFR + 1.26% on 4/25/2028) (h)	9,000	9,149
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (h)	4,522	4,953
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026) (h)	2,500	2,506
Bank of America Corp. 4.979% 1/24/2029 (USD-SOFR + 0.83% on 1/24/2028) (h)	5,000	5,090
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030) (h)	10,000	10,324
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025) (g)(h)	10,000	10,005
Bank of Montreal 4.567% 9/10/2027 (USD-SOFR + 0.88% on 9/10/2026) (h)	10,000	10,027
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026) (g)(h)	10,000	10,051
Chubb INA Holdings, LLC 3.35% 5/3/2026	1,275	1,268
Citibank, NA 4.929% 8/6/2026	3,000	3,021
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (h)	8,100	8,207
Cooperatieve Rabobank UA 4.85% 1/9/2026	20,000	20,032
Corebridge Global Funding 4.25% 8/21/2028 (g)	15,000	15,050
Guardian Life Global Funding 0.875% 12/10/2025 (g)	8,000	7,924
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025) (h)	20,000	19,999
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (h)	13,000	13,281
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027) (h)	5,000	5,063
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (h)	11,295	11,372
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028) (h)	31,000	31,938
JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029) (h)	10,000	10,245
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (h)	10,644	10,763
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026) (h)	15,000	15,213
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027) (h)	1,325	1,344
Mastercard, Inc. 4.10% 1/15/2028	15,865	15,968
Mastercard, Inc. 4.55% 3/15/2028	6,505	6,615
Met Tower Global Funding 1.25% 9/14/2026 (g)	20,000	19,431
Metropolitan Life Global Funding I 5.00% 1/6/2026 (g)	10,000	10,019
Metropolitan Life Global Funding I 1.875% 1/11/2027 (g)	16,000	15,532
Metropolitan Life Global Funding I 4.40% 6/30/2027 (g)	5,600	5,638
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (h)	10,000	10,217
Morgan Stanley 4.968% 7/14/2028 (USD-SOFR + 0.93% on 7/14/2027) (h)	10,000	10,141
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (h)	5,000	5,163
National Australia Bank, Ltd. 5.087% 6/11/2027	2,000	2,042
National Australia Bank, Ltd. 4.50% 10/26/2027	20,000	20,247
New York Life Global Funding 0.85% 1/15/2026 (g)	8,000	7,895

22	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Northwestern Mutual Global Funding 0.80% 1/14/2026 (g)	USD16,215	$16,005
Northwestern Mutual Global Funding 4.11% 9/12/2027 (g)	2,500	2,507
PNC Financial Services Group, Inc. 5.102% 7/23/2027 (USD-SOFR + 0.796% on 7/23/2026) (h)	12,500	12,574
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (h)	2,500	2,594
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030) (h)	5,000	5,168
Royal Bank of Canada 4.965% 1/24/2029 (USD-SOFR + 0.83% on 1/24/2028) (h)	10,000	10,186
Swedbank AB 6.136% 9/12/2026 (g)	20,000	20,381
Toronto-Dominion Bank (The) 4.861% 1/31/2028	7,500	7,628
Toronto-Dominion Bank (The) 4.783% 12/17/2029	6,000	6,134
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (h)	6,771	6,939
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (h)	13,000	13,299
		508,611

Consumer discretionary 1.26%
American Honda Finance Corp. 4.80% 3/5/2030	16,702	17,052
BMW US Capital, LLC 5.05% 3/21/2030 (g)	10,000	10,286
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026 (g)	3,343	3,352
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026 (g)	6,525	6,349
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027 (g)	3,502	3,537
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (g)	21,205	21,514
Daimler Trucks Finance North America, LLC 5.40% 9/20/2028 (g)	6,068	6,269
Hyundai Capital America 5.45% 6/24/2026 (g)	6,226	6,275
Hyundai Capital America 5.275% 6/24/2027 (g)	10,000	10,153
Hyundai Capital America 4.90% 6/23/2028 (g)	9,396	9,522
Hyundai Capital America 5.10% 6/24/2030 (g)	9,390	9,585
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025 (g)	3,725	3,731
Toyota Motor Credit Corp. 0.80% 1/9/2026	2,500	2,470
Toyota Motor Credit Corp. 4.60% 1/8/2027	2,500	2,523
Toyota Motor Credit Corp. 5.55% 11/20/2030	10,055	10,654
Volkswagen Group of America Finance, LLC 4.95% 3/25/2027 (g)	9,573	9,641
Volkswagen Group of America Finance, LLC 5.05% 3/27/2028 (g)	20,000	20,290
		153,203

Consumer staples 0.70%
Mars, Inc. 4.45% 3/1/2027 (g)	8,164	8,216
Mars, Inc. 4.60% 3/1/2028 (g)	23,164	23,457
Mars, Inc. 4.80% 3/1/2030 (g)	25,000	25,485
Mars, Inc. 5.00% 3/1/2032 (g)	7,000	7,149
Philip Morris International, Inc. 4.875% 2/15/2028	2,500	2,548
Procter & Gamble Co. 4.10% 1/26/2026	5,254	5,252
Procter & Gamble Co. 1.00% 4/23/2026	2,389	2,343
Walmart, Inc. 3.90% 4/15/2028	5,000	5,022
Walmart, Inc. 4.00% 4/15/2030	5,000	5,042
		84,514

Information technology 0.41%
Accenture Capital, Inc. 3.90% 10/4/2027	11,500	11,514
Apple, Inc. 4.00% 5/10/2028	7,500	7,552
Cisco Systems, Inc. 4.80% 2/26/2027	22,535	22,825
Microsoft Corp. 3.40% 6/15/2027	7,500	7,477
		49,368

Health care 0.36%
AbbVie, Inc. 4.80% 3/15/2027	13,000	13,139
Eli Lilly and Co. 5.00% 2/27/2026	1,250	1,250
Eli Lilly and Co. 4.75% 2/12/2030	7,945	8,171
Johnson & Johnson 4.50% 3/1/2027	16,500	16,668
Novartis Capital Corp. 2.00% 2/14/2027	3,656	3,565
Roche Holdings, Inc. 4.203% 9/9/2029 (g)	1,112	1,118
		43,911

Short-Term Bond Fund of America	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy 0.34%
Chevron USA, Inc. 4.687% 4/15/2030	USD9,447	$9,660
Qatar Energy 1.375% 9/12/2026 (g)	15,000	14,569
Saudi Arabian Oil Co. 1.625% 11/24/2025 (g)	17,690	17,576
		41,805

Communication services 0.28%
Alphabet, Inc. 4.00% 5/15/2030	16,775	16,887
Comcast Corp. 5.10% 6/1/2029	10,000	10,341
SBA Tower Trust 1.631% 11/15/2026 (g)	6,741	6,522
		33,750

Materials 0.25%
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	8,000	8,020
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2026	6,000	6,064
EIDP, Inc. 4.50% 5/15/2026	5,417	5,423
Rio Tinto Finance (USA) PLC 4.875% 3/14/2030	10,000	10,257
		29,764

Utilities 0.22%
Florida Power & Light Co. 5.15% 6/15/2029	1,000	1,038
Southern California Edison Co. 4.875% 2/1/2027	4,885	4,929
Southern California Edison Co. 5.30% 3/1/2028	5,100	5,217
Southern California Edison Co. 5.65% 10/1/2028	661	685
Southern California Edison Co. 5.25% 3/15/2030	13,900	14,231
		26,100

Real estate 0.12%
Public Storage Operating Co. (USD-SOFR + 0.70%) 5.022% 4/16/2027 (d)	15,000	15,055
Total corporate bonds, notes & loans		986,081
Bonds & notes of governments & government agencies outside the U.S. 0.93%
Supra National 0.27%
Asian Development Bank 1.00% 4/14/2026	9,599	9,424
Asian Development Bank 3.875% 9/28/2032	1,163	1,155
Corporacion Andina de Fomento 5.00% 1/24/2029	7,017	7,245
European Investment Bank 4.00% 2/15/2029	14,700	14,877
		32,701

Canada 0.26%
CPPIB Capital, Inc. 0.875% 9/9/2026 (g)	10,154	9,848
CPPIB Capital, Inc. 4.375% 1/30/2027 (g)	1,702	1,714
CPPIB Capital, Inc. 4.25% 7/20/2028 (g)	2,393	2,430
Ontario Teachers’ Finance Trust 0.875% 9/21/2026 (g)	6,173	5,979
Ontario Teachers’ Finance Trust 3.00% 4/13/2027 (g)	8,000	7,886
Saskatchewan (Province of) 3.25% 6/8/2027	3,364	3,323
		31,180

United Arab Emirates 0.12%
Abu Dhabi (Emirate of) 3.125% 10/11/2027 (g)	15,000	14,768

Sweden 0.09%
Sweden (Kingdom of) 4.375% 1/30/2026 (g)	8,840	8,850
Swedish Export Credit Corp. 4.375% 2/13/2026	2,660	2,663
		11,513

Japan 0.08%
Japan Bank for International Cooperation 4.25% 1/26/2026	9,626	9,627

24	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)

France 0.07%
Caisse d’Amortissement de la Dette Sociale 4.00% 1/25/2026 (g)		USD9,184	$9,177

Saudi Arabia 0.02%
Saudi Arabia (Kingdom of) 3.25% 10/26/2026		2,000	1,979

Chile 0.02%
Chile (Republic of) 4.85% 1/22/2029		1,855	1,896
Total bonds & notes of governments & government agencies outside the U.S.			112,841
Total bonds, notes & other debt instruments (cost: $10,811,177,000)			10,857,790
Short-term securities 13.28%		Shares
Money market investments 13.25%
Capital Group Central Cash Fund 4.29% (i)(j)		16,080,944	1,608,255
	Coupon rate	Principal amount (000)
Asset-backed obligations 0.03%
PEAC Solutions Receivables, LLC 2/20/2026 (c)(g)	4.592%	USD2,953	2,955
Total short-term securities (cost: $1,610,955,000)			1,611,210
Options purchased (equity style) 0.00%
Options purchased (equity style)*			479
Total options purchased (equity style) (cost: $2,139,000)			479
Total investment securities 102.74% (cost: $12,424,271,000)			12,469,479
Total options written (equity style)† 0.00% (premium received: $435,000)			(149)
Other assets less liabilities (2.74)%			(332,045)
Net assets 100.00%			$12,137,285
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 8/31/2025 (000)
Call
3 Month SOFR Futures Option	23,864	9/12/2025	USD96.12	USD5,966,000	$298
3 Month SOFR Futures Option	174	9/12/2025	97.00	43,500	1
3 Month SOFR Futures Option	585	9/12/2025	98.00	146,250	4
3 Month SOFR Futures Option	564	12/12/2025	97.00	141,000	28
3 Month SOFR Futures Option	4,650	12/12/2025	98.00	1,162,500	58
					$389
Put
10 Year U.S. Treasury Note Future Option	435	9/5/2025	USD112.00	USD43,500	$61
3 Month SOFR Futures Option	4,650	12/12/2025	95.69	1,162,500	29
					$90
					$479

Short-Term Bond Fund of America	25

†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 8/31/2025 (000)
Call
3 Month SOFR Futures Option	23,864	9/12/2025	USD96.25	USD(5,966,000)	$(149)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 8/31/2025 (000)
3 Month SOFR Futures	Long	669	9/17/2025	USD159,950	$(71)
3 Month SOFR Futures	Long	6	3/18/2026	1,443	1
2 Year U.S. Treasury Note Futures	Long	26,433	1/6/2026	5,512,313	7,371
5 Year U.S. Treasury Note Futures	Long	27	1/6/2026	2,956	5
10 Year U.S. Treasury Note Futures	Short	1,747	12/31/2025	(196,537)	(769)
10 Year Ultra U.S. Treasury Note Futures	Short	5,068	12/31/2025	(579,811)	(2,850)
20 Year U.S. Treasury Note Futures	Short	218	12/31/2025	(24,907)	(34)
30 Year Ultra U.S. Treasury Note Futures	Short	496	12/31/2025	(57,815)	149
					$3,802
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 8/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 8/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.63358%	Annual	10/31/2025	USD4,898	$(2)	$—	$(2)
3.948%	Annual	SOFR	Annual	11/6/2026	19,000	59	—	59
SOFR	Annual	3.41338%	Annual	6/30/2027	6,671	1	—	1
SOFR	Annual	3.62%	Annual	6/30/2027	76,559	(262)	—	(262)
3.8825%	Annual	SOFR	Annual	12/7/2028	16,590	299	—	299
2.665%	At maturity	U.S. Urban CPI	At maturity	8/18/2030	30,978	(85)	—	(85)
2.625%	At maturity	U.S. Urban CPI	At maturity	8/22/2030	30,896	(137)	—	(137)
2.6825%	At maturity	U.S. Urban CPI	At maturity	8/27/2030	30,837	(47)	—	(47)
2.755%	At maturity	U.S. Urban CPI	At maturity	8/29/2030	30,800	62	—	62
SOFR	Annual	3.878%	Annual	12/6/2033	12,070	(267)	—	(267)
						$(379)	$—	$(379)
Investments in affiliates (j)

	Value at 9/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2025 (000)	Dividend or interest income (000)
Short-term securities 13.25%
Money market investments 13.25%
Capital Group Central Cash Fund 4.29% (i)	$1,563,407	$5,672,637	$5,627,849	$238	$(178)	$1,608,255	$57,125

26	Short-Term Bond Fund of America

(a)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $31,066,000, which represented 0.26% of the net assets of the fund.
(b)	Index-linked bond whose principal amount moves with a government price index.
(c)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)	Amount less than one thousand.
(f)	Represents securities transacted on a TBA basis.
(g)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,203,689,000, which represented 34.63% of the net assets of the fund.

(h)	Step bond; coupon rate may change at a later date.
(i)	Rate represents the seven-day yield at 8/31/2025.
(j)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
Assn. = Association
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
CPI = Consumer Price Index
DAC = Designated Activity Company
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

Short-Term Bond Fund of America	27

Financial statements
Statement of assets and liabilities at August 31, 2025

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $10,816,269)	$10,861,224
Affiliated issuers (cost: $1,608,002)	1,608,255	$12,469,479
Cash		13
Receivables for:
Sales of investments	432,714
Sales of fund’s shares	15,448
Dividends and interest	66,096
Variation margin on futures contracts	2,419
Variation margin on centrally cleared swap contracts	96	516,773
		12,986,265
Liabilities:
Options written, at value (premium received: $435)		149
Payables for:
Purchases of investments	829,313
Repurchases of fund’s shares	14,532
Dividends on fund’s shares	731
Investment advisory services	2,583
Services provided by related parties	1,392
Trustees’ deferred compensation	178
Variation margin on centrally cleared swap contracts	36
Other	66	848,831
Net assets at August 31, 2025		$12,137,285
Net assets consist of:
Capital paid in on shares of beneficial interest		$12,596,127
Total distributable earnings (accumulated loss)		(458,842)
Net assets at August 31, 2025		$12,137,285

Refer to the notes to financial statements.

28	Short-Term Bond Fund of America

Financial statements (continued)
Statement of assets and liabilities at August 31, 2025 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,260,166 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$4,460,231	463,000	$9.63
Class C	50,588	5,345	9.47
Class T	10	1	9.64
Class F-1	70,327	7,301	9.63
Class F-2	822,226	85,347	9.63
Class F-3	819,667	85,068	9.64
Class 529-A	486,239	50,475	9.63
Class 529-C	12,193	1,293	9.43
Class 529-E	14,440	1,501	9.62
Class 529-T	12	1	9.63
Class 529-F-1	11	1	9.63
Class 529-F-2	176,122	18,278	9.64
Class 529-F-3	11	1	9.64
Class R-1	2,830	300	9.45
Class R-2	36,998	3,916	9.45
Class R-2E	1,758	183	9.61
Class R-3	54,937	5,714	9.61
Class R-4	29,944	3,108	9.63
Class R-5E	10,766	1,117	9.64
Class R-5	12,915	1,340	9.64
Class R-6	5,075,060	526,876	9.63

Refer to the notes to financial statements.

Short-Term Bond Fund of America	29

Financial statements (continued)
Statement of operations for the year ended August 31, 2025

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers	$511,251
Dividends from affiliated issuers	57,125	$568,376
Fees and expenses*:
Investment advisory services	30,516
Distribution services	15,340
Transfer agent services	5,779
Administrative services	3,633
529 plan services	358
Reports to shareholders	221
Registration statement and prospectus	597
Trustees’ compensation	70
Auditing and legal	31
Custodian	33
Other	28	56,606
Net investment income		511,770
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	22,299
Affiliated issuers	238
Options written	1,758
Futures contracts	10,794
Swap contracts	3,154	38,243
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	22,702
Affiliated issuers	(178)
Options written	939
Futures contracts	(1,485)
Swap contracts	(310)	21,668
Net realized gain (loss) and unrealized appreciation (depreciation)		59,911
Net increase (decrease) in net assets resulting from operations		$571,681
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Statements of changes in net assets

(dollars in thousands)
	Year ended August 31,
	2025	2024

Operations:
Net investment income	$511,770	$483,046
Net realized gain (loss)	38,243	(42,018)
Net unrealized appreciation (depreciation)	21,668	251,701
Net increase (decrease) in net assets resulting from operations	571,681	692,729
Distributions paid or accrued to shareholders	(506,751)	(475,839)
Net capital share transactions	254,573	(208,333)
Total increase (decrease) in net assets	319,503	8,557
Net assets:
Beginning of year	11,817,782	11,809,225
End of year	$12,137,285	$11,817,782
Refer to the notes to financial statements.

30	Short-Term Bond Fund of America

Notes to financial statements
1. Organization

Short-Term Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide current income, consistent with the maturity and quality standards described in the prospectus, and preservation of capital.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 2.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Short-Term Bond Fund of America	31

Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

32	Short-Term Bond Fund of America

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Short-Term Bond Fund of America	33

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of August 31, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$3,532,362	$—	$3,532,362
Mortgage-backed obligations	—	3,179,907	—	3,179,907
Asset-backed obligations	—	3,046,599	—	3,046,599
Corporate bonds, notes & loans	—	986,081	—	986,081
Bonds & notes of governments & government agencies outside the U.S.	—	112,841	—	112,841
Short-term securities	1,608,255	2,955	—	1,611,210
Options purchased on futures (equity style)	479	—	—	479
Total	$1,608,734	$10,860,745	$—	$12,469,479

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$7,526	$—	$—	$7,526
Unrealized appreciation on centrally cleared interest rate swaps	—	421	—	421
Liabilities:
Value of options written (equity style)	(149)	—	—	(149)
Unrealized depreciation on futures contracts	(3,724)	—	—	(3,724)
Unrealized depreciation on centrally cleared interest rate swaps	—	(800)	—	(800)
Total	$3,653	$(379)	$—	$3,274
*
Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

34	Short-Term Bond Fund of America

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Short-Term Bond Fund of America	35

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Investments in future delivery contracts — The fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When the fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. The fund may choose to roll these transactions in lieu of settling them.
When the fund rolls the purchase of these types of future delivery transactions, the fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When the fund rolls the sale of these transactions rather than settling them, the fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of the fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for the fund.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

36	Short-Term Bond Fund of America

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statements of changes in net assets.

Short-Term Bond Fund of America	37

Option contracts can take different forms. The fund has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $3,759,450,000.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $7,482,907,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

38	Short-Term Bond Fund of America

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $163,694,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts and interest rate swaps as of, or for the year ended, August 31, 2025 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$479	Investment securities	$—
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	149
Futures	Interest	Unrealized appreciation*	7,526	Unrealized depreciation*	3,724
Swap (centrally cleared)	Interest	Unrealized appreciation*	421	Unrealized depreciation*	800
			$8,426		$4,673

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(2,576)	Net unrealized appreciation (depreciation) on investments	$(2,391)
Options written (equity style)	Interest	Net realized gain (loss) on options written	1,758	Net unrealized appreciation (depreciation) on options written	939
Futures	Interest	Net realized gain (loss) on futures contracts	10,794	Net unrealized appreciation (depreciation) on futures contracts	(1,485)
Swap	Interest	Net realized gain (loss) on swap contracts	3,154	Net unrealized appreciation (depreciation) on swap contracts	(310)
			$13,130		$(3,247)
*
Includes cumulative appreciation/depreciation on futures contracts and centrally cleared interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of option contracts, futures contracts, interest rate swaps and future delivery contracts. For options on futures, futures contracts and centrally cleared interest rate swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Short-Term Bond Fund of America	39

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended August 31, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
During the year ended August 31, 2025, the fund reclassified $4,000 from total accumulated loss to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of August 31, 2025, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$3,274
Capital loss carryforward*	(505,451)
Gross unrealized appreciation on investments	90,639
Gross unrealized depreciation on investments	(44,932)
Net unrealized appreciation (depreciation) on investments	45,707
Cost of investments	12,427,046
*
Reflects the utilization of capital loss carryforward of $38,014,000. The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

40	Short-Term Bond Fund of America

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Year ended August 31,
Share class	2025	2024
Class A	$168,629	$162,205
Class C	1,614	1,657
Class T	— †	— †
Class F-1	2,749	2,817
Class F-2	41,636	40,121
Class F-3	26,597	26,297
Class 529-A	18,921	18,150
Class 529-C	372	354
Class 529-E	540	542
Class 529-T	1	— †
Class 529-F-1	1	— †
Class 529-F-2	7,061	5,832
Class 529-F-3	1	— †
Class R-1	78	56
Class R-2	1,242	1,247
Class R-2E	63	55
Class R-3	2,053	2,047
Class R-4	1,183	1,097
Class R-5E	417	316
Class R-5	499	470
Class R-6	233,094	212,576
Total	$506,751	$475,839
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.252% on the first $15 billion of daily net assets and decreasing to 0.230% on such assets in excess of $15 billion. For the year ended August 31, 2025, the investment advisory services fees were $30,516,000, which were equivalent to an annualized rate of 0.252% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.50	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

Short-Term Bond Fund of America	41

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of August 31, 2025, unreimbursed expenses subject to reimbursement totaled $11,432,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended August 31, 2025, the 529 plan services fees were $358,000, which were equivalent to 0.054% of the average daily net assets of each 529 share class.
For the year ended August 31, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$12,738	$3,807	$1,274	Not applicable
Class C	494	44	15	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	169	92	21	Not applicable
Class F-2	Not applicable	1,075	294	Not applicable
Class F-3	Not applicable	3	183	Not applicable
Class 529-A	1,089	404	142	$255
Class 529-C	115	10	3	6
Class 529-E	71	6	4	8
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	77	50	89
Class 529-F-3	Not applicable	—	— *	— *
Class R-1	24	2	1	Not applicable
Class R-2	282	116	11	Not applicable
Class R-2E	10	3	1	Not applicable
Class R-3	275	71	16	Not applicable
Class R-4	73	25	9	Not applicable
Class R-5E	Not applicable	15	3	Not applicable
Class R-5	Not applicable	6	3	Not applicable
Class R-6	Not applicable	23	1,603	Not applicable

Total class-specific expenses	$15,340	$5,779	$3,633	$358
*
Amount less than one thousand.

42	Short-Term Bond Fund of America

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $70,000 in the fund’s statement of operations reflects $48,000 in current fees (either paid in cash or deferred) and a net increase of $22,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended August 31, 2025, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended August 31, 2025.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

Short-Term Bond Fund of America	43

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2025
Class A	$2,053,802	214,555	$166,886	17,413	$(1,887,480)	(197,188)	$333,208	34,780
Class C	25,245	2,686	1,603	170	(24,209)	(2,575)	2,639	281
Class T	—	—	—	—	—	—	—	—
Class F-1	14,064	1,470	2,705	282	(14,439)	(1,508)	2,330	244
Class F-2	444,155	46,395	40,242	4,199	(634,064)	(66,217)	(149,667)	(15,623)
Class F-3	386,990	40,372	25,761	2,687	(172,480)	(18,010)	240,271	25,049
Class 529-A	141,535	14,782	18,856	1,967	(139,788)	(14,605)	20,603	2,144
Class 529-C	7,443	794	371	40	(6,931)	(740)	883	94
Class 529-E	3,754	392	538	56	(3,719)	(389)	573	59
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	63,100	6,593	7,033	733	(46,629)	(4,870)	23,504	2,456
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	1,144	122	78	9	(179)	(19)	1,043	112
Class R-2	10,465	1,115	1,230	131	(13,654)	(1,453)	(1,959)	(207)
Class R-2E	361	38	63	6	(295)	(31)	129	13
Class R-3	15,023	1,571	2,035	213	(19,528)	(2,045)	(2,470)	(261)
Class R-4	9,448	986	1,174	122	(10,800)	(1,129)	(178)	(21)
Class R-5E	5,177	541	412	43	(3,493)	(365)	2,096	219
Class R-5	4,434	462	495	52	(2,990)	(312)	1,939	202
Class R-6	741,770	77,471	231,230	24,130	(1,193,371)	(124,674)	(220,371)	(23,073)
Total net increase (decrease)	$3,927,910	410,345	$500,712	52,253	$(4,174,049)	(436,130)	$254,573	26,468

Year ended August 31, 2024
Class A	$1,500,361	158,624	$160,270	16,939	$(2,019,977)	(213,591)	$(359,346)	(38,028)
Class C	17,464	1,879	1,641	176	(31,911)	(3,436)	(12,806)	(1,381)
Class T	—	—	—	—	—	—	—	—
Class F-1	14,017	1,484	2,764	293	(29,129)	(3,077)	(12,348)	(1,300)
Class F-2	384,648	40,674	38,341	4,052	(457,113)	(48,344)	(34,124)	(3,618)
Class F-3	174,389	18,425	25,500	2,695	(369,187)	(39,041)	(169,298)	(17,921)
Class 529-A	115,236	12,181	18,072	1,910	(146,774)	(15,498)	(13,466)	(1,407)
Class 529-C	6,817	736	351	38	(7,391)	(798)	(223)	(24)
Class 529-E	3,402	361	538	57	(4,835)	(511)	(895)	(93)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	51,459	5,433	5,804	613	(40,823)	(4,305)	16,440	1,741
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	429	46	56	6	(440)	(48)	45	4
Class R-2	8,462	912	1,234	133	(11,721)	(1,265)	(2,025)	(220)
Class R-2E	637	68	55	6	(613)	(65)	79	9
Class R-3	13,881	1,471	2,030	215	(14,181)	(1,502)	1,730	184
Class R-4	8,289	877	1,092	116	(10,492)	(1,111)	(1,111)	(118)
Class R-5E	3,352	354	315	33	(2,361)	(249)	1,306	138
Class R-5	2,678	283	463	49	(3,633)	(384)	(492)	(52)
Class R-6	771,260	81,326	211,316	22,336	(604,375)	(63,851)	378,201	39,811
Total net increase (decrease)	$3,076,781	325,134	$469,842	49,667	$(3,754,956)	(397,076)	$(208,333)	(22,275)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $14,304,330,000 and $13,989,219,000, respectively, during the year ended August 31, 2025.

44	Short-Term Bond Fund of America

11. Ownership concentration

At August 31, 2025, one shareholder held more than 10% of the fund’s outstanding shares. The shareholder, American Funds College Target Date Series — College Enrollment Fund, held aggregate ownership of 12% of the fund’s outstanding shares. CRMC is the investment adviser to American Funds College Target Date Series — College Enrollment Fund.

Short-Term Bond Fund of America	45

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
8/31/2025	$9.58	$.38	$.05	$.43	$(.38 )	$—	$(.38 )	$9.63	4.58%	$4,460	.68%	.68%	4.01%
8/31/2024	9.40	.37	.18	.55	(.37 )	—	(.37 )	9.58	5.95	4,103.69		.69	3.95
8/31/2023	9.56	.24	(.16 )	.08	(.24 )	—	(.24 )	9.40	.89	4,385.68		.68	2.56
8/31/2022	10.03	.08	(.46 )	(.38 )	(.09 )	—	(.09 )	9.56	(3.84)	5,031.67		.67	.86
8/31/2021	10.19	.04	(.05 )	(.01 )	(.05 )	(.10 )	(.15 )	10.03	(.13 )	5,070.67		.67	.44
Class C:
8/31/2025	9.41	.31	.06	.37	(.31 )	—	(.31 )	9.47	3.98	51	1.38	1.38	3.31
8/31/2024	9.24	.30	.17	.47	(.30 )	—	(.30 )	9.41	5.14	48	1.38	1.38	3.24
8/31/2023	9.39	.17	(.15 )	.02	(.17 )	—	(.17 )	9.24	.27	60	1.38	1.38	1.82
8/31/2022	9.88	.02	(.47 )	(.45 )	(.04 )	—	(.04 )	9.39	(4.56)	80	1.37	1.37	.18
8/31/2021	10.06	(.03 )	(.04 )	(.07 )	(.01 )	(.10 )	(.11 )	9.88	(.77 )	80	1.37	1.37	(.25 )
Class T:
8/31/2025	9.59	.41	.05	.46	(.41 )	—	(.41 )	9.64	4.99 [5]	— [6]	.38 [5]	.38 [5]	4.30 [5]
8/31/2024	9.41	.40	.18	.58	(.40 )	—	(.40 )	9.59	6.16 [5]	— [6]	.39 [5]	.39 [5]	4.27 [5]
8/31/2023	9.56	.27	(.15 )	.12	(.27 )	—	(.27 )	9.41	1.30 [5]	— [6]	.37 [5]	.37 [5]	2.90 [5]
8/31/2022	10.03	.11	(.47 )	(.36 )	(.11 )	—	(.11 )	9.56	(3.56)[5]	— [6]	.37 [5]	.37 [5]	1.15 [5]
8/31/2021	10.19	.07	(.05 )	.02	(.08 )	(.10 )	(.18 )	10.03	.16 [5]	— [6]	.37 [5]	.37 [5]	.74 [5]
Class F-1:
8/31/2025	9.58	.39	.04	.43	(.38 )	—	(.38 )	9.63	4.60	70.67		.67	4.03
8/31/2024	9.40	.37	.18	.55	(.37 )	—	(.37 )	9.58	5.96	68.68		.68	3.95
8/31/2023	9.56	.24	(.16 )	.08	(.24 )	—	(.24 )	9.40	.90	79.67		.67	2.55
8/31/2022	10.03	.08	(.46 )	(.38 )	(.09 )	—	(.09 )	9.56	(3.84)	97.67		.67	.83
8/31/2021	10.19	.04	(.05 )	(.01 )	(.05 )	(.10 )	(.15 )	10.03	(.13 )	120.67		.67	.44
Class F-2:
8/31/2025	9.58	.41	.05	.46	(.41 )	—	(.41 )	9.63	4.88	822.40		.40	4.30
8/31/2024	9.40	.40	.18	.58	(.40 )	—	(.40 )	9.58	6.25	967.40		.40	4.24
8/31/2023	9.56	.27	(.16 )	.11	(.27 )	—	(.27 )	9.40	1.18	984.40		.40	2.86
8/31/2022	10.03	.11	(.47 )	(.36 )	(.11 )	—	(.11 )	9.56	(3.58)	1,080.40		.40	1.14
8/31/2021	10.19	.07	(.05 )	.02	(.08 )	(.10 )	(.18 )	10.03	.14	1,079.41		.41	.71
Class F-3:
8/31/2025	9.58	.42	.06	.48	(.42 )	—	(.42 )	9.64	5.10	820.29		.29	4.40
8/31/2024	9.41	.41	.17	.58	(.41 )	—	(.41 )	9.58	6.26	575.29		.29	4.34
8/31/2023	9.56	.28	(.15 )	.13	(.28 )	—	(.28 )	9.41	1.39	733.29		.29	2.94
8/31/2022	10.03	.12	(.47 )	(.35 )	(.12 )	—	(.12 )	9.56	(3.49)	871.30		.30	1.26
8/31/2021	10.19	.08	(.05 )	.03	(.09 )	(.10 )	(.19 )	10.03	.24	783.31		.30	.81
Class 529-A:
8/31/2025	9.58	.39	.04	.43	(.38 )	—	(.38 )	9.63	4.60	486.66		.66	4.03
8/31/2024	9.40	.38	.17	.55	(.37 )	—	(.37 )	9.58	5.97	463.67		.67	3.97
8/31/2023	9.56	.24	(.16 )	.08	(.24 )	—	(.24 )	9.40	.90	468.67		.67	2.59
8/31/2022	10.03	.08	(.46 )	(.38 )	(.09 )	—	(.09 )	9.56	(3.83)	501.65		.65	.86
8/31/2021	10.19	.05	(.06 )	(.01 )	(.05 )	(.10 )	(.15 )	10.03	(.12 )	560.66		.66	.45
Refer to the end of the table(s) for footnote(s).

46	Short-Term Bond Fund of America

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
8/31/2025	$9.38	$.31	$.04	$.35	$(.30 )	$—	$(.30 )	$9.43	3.82%	$12	1.43%	1.43%	3.26%
8/31/2024	9.21	.30	.16	.46	(.29 )	—	(.29 )	9.38	5.10	11	1.43	1.43	3.21
8/31/2023	9.36	.17	(.15 )	.02	(.17 )	—	(.17 )	9.21	.20	11	1.43	1.43	1.84
8/31/2022	9.84	.01	(.45 )	(.44 )	(.04 )	—	(.04 )	9.36	(4.50)	11	1.42	1.42	.09
8/31/2021	10.03	(.03 )	(.05 )	(.08 )	(.01 )	(.10 )	(.11 )	9.84	(.86 )	14	1.40	1.40	(.28 )
Class 529-E:
8/31/2025	9.57	.36	.05	.41	(.36 )	—	(.36 )	9.62	4.37	14.88		.88	3.81
8/31/2024	9.39	.35	.18	.53	(.35 )	—	(.35 )	9.57	5.75	14.88		.88	3.76
8/31/2023	9.55	.22	(.16 )	.06	(.22 )	—	(.22 )	9.39	.67	14.89		.89	2.37
8/31/2022	10.02	.06	(.46 )	(.40 )	(.07 )	—	(.07 )	9.55	(4.03)	16.88		.88	.60
8/31/2021	10.18	.02	(.05 )	(.03 )	(.03 )	(.10 )	(.13 )	10.02	(.34 )	21.89		.89	.23
Class 529-T:
8/31/2025	9.58	.41	.04	.45	(.40 )	—	(.40 )	9.63	4.84 [5]	— [6]	.44 [5]	.44 [5]	4.26 [5]
8/31/2024	9.40	.40	.17	.57	(.39 )	—	(.39 )	9.58	6.20 [5]	— [6]	.45 [5]	.45 [5]	4.19 [5]
8/31/2023	9.56	.27	(.16 )	.11	(.27 )	—	(.27 )	9.40	1.14 [5]	— [6]	.43 [5]	.43 [5]	2.84 [5]
8/31/2022	10.03	.11	(.47 )	(.36 )	(.11 )	—	(.11 )	9.56	(3.61)[5]	— [6]	.43 [5]	.43 [5]	1.09 [5]
8/31/2021	10.19	.07	(.06 )	.01	(.07 )	(.10 )	(.17 )	10.03	.11 [5]	— [6]	.44 [5]	.44 [5]	.67 [5]
Class 529-F-1:
8/31/2025	9.58	.40	.05	.45	(.40 )	—	(.40 )	9.63	4.79 [5]	— [6]	.49 [5]	.49 [5]	4.21 [5]
8/31/2024	9.41	.39	.17	.56	(.39 )	—	(.39 )	9.58	6.03 [5]	— [6]	.50 [5]	.50 [5]	4.15 [5]
8/31/2023	9.56	.26	(.15 )	.11	(.26 )	—	(.26 )	9.41	1.17 [5]	— [6]	.50 [5]	.50 [5]	2.76 [5]
8/31/2022	10.03	.10	(.47 )	(.37 )	(.10 )	—	(.10 )	9.56	(3.67)[5]	— [6]	.49 [5]	.49 [5]	1.03 [5]
8/31/2021	10.19	.10	(.09 )	.01	(.07 )	(.10 )	(.17 )	10.03	.07 [5]	— [6]	.42 [5]	.42 [5]	.96 [5]
Class 529-F-2:
8/31/2025	9.58	.41	.06	.47	(.41 )	—	(.41 )	9.64	5.00	176.39		.39	4.30
8/31/2024	9.41	.40	.17	.57	(.40 )	—	(.40 )	9.58	6.14	152.40		.40	4.25
8/31/2023	9.56	.28	(.16 )	.12	(.27 )	—	(.27 )	9.41	1.31	132.37		.37	2.91
8/31/2022	10.03	.11	(.47 )	(.36 )	(.11 )	—	(.11 )	9.56	(3.58)	133.40		.40	1.13
8/31/2021[7,8]	10.17	.05	(.03 )	.02	(.06 )	(.10 )	(.16 )	10.03	.14 [9]	139	.43 [10]	.43 [10]	.64 [10]
Class 529-F-3:
8/31/2025	9.58	.42	.05	.47	(.41 )	—	(.41 )	9.64	5.04	— [6]	.35	.35	4.34
8/31/2024	9.41	.41	.16	.57	(.40 )	—	(.40 )	9.58	6.17	— [6]	.37	.37	4.29
8/31/2023	9.56	.27	(.15 )	.12	(.27 )	—	(.27 )	9.41	1.30	— [6]	.37	.37	2.89
8/31/2022	10.03	.11	(.47 )	(.36 )	(.11 )	—	(.11 )	9.56	(3.56)	— [6]	.37	.37	1.15
8/31/2021[7,8]	10.17	.06	(.04 )	.02	(.06 )	(.10 )	(.16 )	10.03	.18 [9]	— [6]	.44 [10]	.37 [10]	.68 [10]
Class R-1:
8/31/2025	9.40	.31	.05	.36	(.31 )	—	(.31 )	9.45	3.87	3	1.38	1.38	3.32
8/31/2024	9.23	.30	.17	.47	(.30 )	—	(.30 )	9.40	5.14	2	1.39	1.39	3.27
8/31/2023	9.38	.17	(.15 )	.02	(.17 )	—	(.17 )	9.23	.25	2	1.39	1.39	1.88
8/31/2022	9.87	— [11]	(.45 )	(.45 )	(.04 )	—	(.04 )	9.38	(4.57)	1	1.39	1.39	(.02 )
8/31/2021	10.05	(.03 )	(.04 )	(.07 )	(.01 )	(.10 )	(.11 )	9.87	(.77 )	3	1.38	1.38	(.26 )
Refer to the end of the table(s) for footnote(s).

Short-Term Bond Fund of America	47

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
8/31/2025	$9.40	$.31	$.05	$.36	$(.31 )	$—	$(.31 )	$9.45	3.90%	$37	1.35%	1.35%	3.35%
8/31/2024	9.22	.30	.18	.48	(.30 )	—	(.30 )	9.40	5.28	39	1.37	1.37	3.27
8/31/2023	9.38	.18	(.17 )	.01	(.17 )	—	(.17 )	9.22	.17	40	1.37	1.37	1.89
8/31/2022	9.86	.01	(.45 )	(.44 )	(.04 )	—	(.04 )	9.38	(4.47)	43	1.38	1.38	.14
8/31/2021	10.05	(.03 )	(.05 )	(.08 )	(.01 )	(.10 )	(.11 )	9.86	(.87 )	48	1.39	1.39	(.27 )
Class R-2E:
8/31/2025	9.56	.35	.05	.40	(.35 )	—	(.35 )	9.61	4.22	2	1.03	1.03	3.66
8/31/2024	9.38	.34	.17	.51	(.33 )	—	(.33 )	9.56	5.57	2	1.05	1.05	3.59
8/31/2023	9.54	.20	(.16 )	.04	(.20 )	—	(.20 )	9.38	.48	1	1.08	1.08	2.15
8/31/2022	10.02	.05	(.48 )	(.43 )	(.05 )	—	(.05 )	9.54	(4.25)	2	1.09	1.09	.48
8/31/2021	10.18	— [11]	(.05 )	(.05 )	(.01 )	(.10 )	(.11 )	10.02	(.50 )	1	1.12	1.12	(.01 )
Class R-3:
8/31/2025	9.56	.36	.05	.41	(.36 )	—	(.36 )	9.61	4.34	55.92		.92	3.77
8/31/2024	9.39	.35	.17	.52	(.35 )	—	(.35 )	9.56	5.60	57.92		.92	3.73
8/31/2023	9.54	.22	(.15 )	.07	(.22 )	—	(.22 )	9.39	.75	54.92		.92	2.33
8/31/2022	10.02	.06	(.48 )	(.42 )	(.06 )	—	(.06 )	9.54	(4.15)	59.93		.93	.58
8/31/2021	10.18	.02	(.06 )	(.04 )	(.02 )	(.10 )	(.12 )	10.02	(.39 )	63.95		.95	.17
Class R-4:
8/31/2025	9.58	.39	.05	.44	(.39 )	—	(.39 )	9.63	4.64	30.62		.62	4.07
8/31/2024	9.40	.38	.17	.55	(.37 )	—	(.37 )	9.58	6.01	30.63		.63	4.01
8/31/2023	9.56	.25	(.16 )	.09	(.25 )	—	(.25 )	9.40	.94	31.63		.63	2.62
8/31/2022	10.03	.09	(.47 )	(.38 )	(.09 )	—	(.09 )	9.56	(3.81)	34.63		.63	.88
8/31/2021	10.19	.05	(.06 )	(.01 )	(.05 )	(.10 )	(.15 )	10.03	(.10 )	38.64		.64	.48
Class R-5E:
8/31/2025	9.58	.41	.05	.46	(.40 )	—	(.40 )	9.64	4.94	11.44		.44	4.25
8/31/2024	9.41	.40	.16	.56	(.39 )	—	(.39 )	9.58	6.09	8.44		.44	4.21
8/31/2023	9.56	.27	(.15 )	.12	(.27 )	—	(.27 )	9.41	1.23	7.44		.44	2.91
8/31/2022	10.03	.11	(.47 )	(.36 )	(.11 )	—	(.11 )	9.56	(3.63)	5.45		.45	1.09
8/31/2021	10.19	.07	(.06 )	.01	(.07 )	(.10 )	(.17 )	10.03	.09	4.45		.45	.66
Class R-5:
8/31/2025	9.58	.42	.05	.47	(.41 )	—	(.41 )	9.64	5.05	13.34		.34	4.35
8/31/2024	9.41	.41	.16	.57	(.40 )	—	(.40 )	9.58	6.20	11.34		.34	4.30
8/31/2023	9.56	.27	(.14 )	.13	(.28 )	—	(.28 )	9.41	1.34	11.35		.35	2.91
8/31/2022	10.03	.11	(.46 )	(.35 )	(.12 )	—	(.12 )	9.56	(3.54)	12.35		.35	1.11
8/31/2021	10.19	.08	(.06 )	.02	(.08 )	(.10 )	(.18 )	10.03	.19	17.35		.35	.76
Class R-6:
8/31/2025	9.58	.42	.05	.47	(.42 )	—	(.42 )	9.63	4.99	5,075.29		.29	4.40
8/31/2024	9.40	.41	.18	.59	(.41 )	—	(.41 )	9.58	6.37	5,268.29		.29	4.36
8/31/2023	9.56	.29	(.17 )	.12	(.28 )	—	(.28 )	9.40	1.28	4,797.29		.29	3.02
8/31/2022	10.03	.12	(.47 )	(.35 )	(.12 )	—	(.12 )	9.56	(3.49)	3,950.30		.30	1.26
8/31/2021	10.19	.08	(.05 )	.03	(.09 )	(.10 )	(.19 )	10.03	.24	3,618.30		.30	.81
Refer to the end of the table(s) for footnote(s).

48	Short-Term Bond Fund of America

Financial highlights (continued)

Portfolio turnover rate for all share classes[12,13]	Year ended August 31,
	2025	2024	2023	2022	2021
Excluding mortgage dollar roll transactions	154%	93%	91%	86%	69%
Including mortgage dollar roll transactions	232%	266%	203%	130%	147%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[9]	Not annualized.
[10]	Annualized.
[11]	Amount less than $.01.
[12]	Refer to Note 5 for more information on mortgage dollar rolls.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

Short-Term Bond Fund of America	49

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Short-Term Bond Fund of America
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Short-Term Bond Fund of America (the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
October 10, 2025
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

50	Short-Term Bond Fund of America

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended August 31, 2025:
Section 163(j) interest dividends	100%
U.S. government income that may be exempt from state taxation	$193,795,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2026, to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their tax advisors.

Short-Term Bond Fund of America	51

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

52	Short-Term Bond Fund of America

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2026. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

Short-Term Bond Fund of America	53

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

54	Short-Term Bond Fund of America

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Short-Term Bond Fund of America

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: October 31, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: October 31, 2025

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: October 31, 2025